Dreyfus
S&P 500
Index Fund


ANNUAL REPORT
October 31, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            22   Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            26   Financial Highlights

                            27   Notes to Financial Statements

                            32   Report of Independent Accountants

                            33   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                             S&P 500 Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus S& P 500 Index Fund covers the period from November 1, 2000 through October 31, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

It is impossible to discuss the economic and market events of the reporting period without addressing the devastating terrorist attacks of September 11, 2001. On behalf of The Dreyfus Corporation, I would like to extend heartfelt sympathies to all who have been touched by these tragedies and assure you that we continue to support the relief efforts.

Even before September 11, a slowing economy and a return to more normal valuations had taken their toll on stocks that had previously risen too high, too fast. After the attacks, the investment environment became even more volatile. Recent events may have prolonged existing economic weakness, but we believe that the U.S. may begin to see economic recovery in the months ahead. In the meantime, there is little doubt that the investment environment will
continue    to    be    challenging.

Given the current market environment, now might be a good time to ensure that your investments are appropriately allocated and diversified for the long term. We encourage you to contact your financial advisor for information about ways to refine your investment strategies. For additional market perspectives, please visit the Market Commentary section at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2001




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Thomas Durante, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2001, the fund produced a total return of -25.31% .(1) The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index" ), the fund' s benchmark, produced a -24.91% return for the same period.(2) The difference in returns was primarily due to transaction costs and
other    fund    operating    expenses.

The most significant factor contributing to the fund's negative performance was slowing economic growth, which led to steep declines for virtually all industry groups within the S&P 500 Index.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue that goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. The S& P 500 Index is dominated by large-cap, blue chip stocks that comprise nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. The S&P 500 Index contains approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index. The fund does not attempt to manage market volatility.

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

When the reporting period began, the U.S. economy had already started to slow. Disappointing retail sales and lower corporate earnings caused the stock market to fall sharply. Technology companies were among the hardest hit, especially telecommunications equipment and semiconductor equipment firms. Having overestimated demand for their products, many of these firms faced a severe falloff of orders when the economy began to slow. Consequently, their earnings fell dramatically at a time when they were saddled with high inventory levels and negative investor sentiment.

Beginning in early January, the Federal Reserve Board (the "Fed") responded to a slowing economy by aggressively reducing short-term interest rates. The Fed cut rates nine times during the reporting period, taking the benchmark rate for overnight interbank loans from 6.5% to 2.5%, its lowest level in seven years.

The terrorist attacks of September 11 intensified an already weak economy. In the wake of the attacks, corporate layoffs increased, companies reduced spending plans, consumer confidence plunged and home buying slowed. However, the stock market proved to be remarkably resilient. Not only did the overall market quickly regain all of the value lost immediately after the attacks, but some industry groups posted surprisingly strong returns. One area that held up particularly well throughout the reporting period was health care, which historically fares better in slower economic environments because people need to take care of their health regardless of what's happening in the economy. Other areas, such as selected discount retailers and energy, also reported modest gains after September 11.

What is the fund's current strategy?

Our strategy remains replicating the returns of the S&P 500 Index. Accordingly, as of the end of the reporting period, the fund's assets were approximately allocated as follows: 1.5% in Alcohol & Tobacco; 8.7% in Consumer Cyclicals; 6.2% in Consumer Staples; 7.6% in

Energy; 14.5% in Health Care; 21% in Interest Sensitive; 0.1% in Internet; 7.3% in Producer Goods & Services; 6.4% in Services; 15.8% in Technology; 7.0% in Utilities; and 3.9% in Short-Term Investments.

We would like to take this opportunity to remind investors that during difficult economic periods, such as the one we witnessed this past year, one of the benefits of owning an index fund is that it provides broad exposure to the various industry groups that comprise the stock market. When one group suffers steep declines, other better performing groups can help offset those losses, thereby reducing short-term volatility and mitigating risk.

November 15, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS DAILY AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                                        The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus S&P 500 Index Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/01


                                                              1 Year                     5 Years                  10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                         (25.31)%                     9.46%                    12.20%

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS S&P 500 INDEX FUND ON 10/31/91 TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE AND REFLECTS THE REINVESTMENT OF DIVIDENDS DAILY. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 2001

COMMON STOCKS--96.2%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.5%

Adolph Coors, Cl. B                                                                               9,400                  467,650

Anheuser-Busch Cos.                                                                             225,500                9,394,330

Brown-Forman, Cl. B                                                                              17,200                1,022,368

Philip Morris Cos.                                                                              552,600               25,861,680

UST                                                                                              41,000                1,378,010

                                                                                                                      38,124,038

CONSUMER CYCLICAL--8.7%

AMR                                                                                              38,600  (a)             702,520

Albertson's                                                                                     101,772                3,247,545

AutoZone                                                                                         28,100  (a)           1,644,693

Bed Bath & Beyond                                                                                72,500  (a)           1,816,850

Best Buy                                                                                         52,600  (a)           2,887,740

Big Lots                                                                                         28,300                  206,590

Black & Decker                                                                                   20,400                  675,036

Brunswick                                                                                        22,000                  393,580

CVS                                                                                              98,800                2,361,320

Circuit City Stores--Circuit City Group                                                          52,300                  717,556

Cooper Tire & Rubber                                                                             18,100                  239,101

Costco Wholesale                                                                                113,100  (a)           4,278,573

Dana                                                                                             37,159                  399,459

Darden Restaurants                                                                               29,700                  950,994

Delphi Automotive Systems                                                                       140,669                1,633,167

Delta Air Lines                                                                                  30,900                  706,374

Dillard's, Cl. A                                                                                 21,300                  275,835

Dollar General                                                                                   83,108                1,187,613

Eastman Kodak                                                                                    72,900                1,864,053

Family Dollar Stores                                                                             43,100                1,243,866

Federated Department Stores                                                                      49,700  (a)           1,589,903

Ford Motor                                                                                      459,692                7,378,057

Gap                                                                                             215,925                2,822,140

General Motors                                                                                  137,800                5,693,896

Harley-Davidson                                                                                  76,000                3,439,760

Harrah's Entertainment                                                                           29,400  (a)             856,422

Hasbro                                                                                           43,300                  717,481

Hilton Hotels                                                                                    92,700                  793,512

Home Depot                                                                                      586,303               22,414,364

International Game Technology                                                                    18,600  (a)             949,530

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

J.C. Penney                                                                                      66,100                1,435,692

Johnson Controls                                                                                 21,800                1,576,576

Kmart                                                                                           123,100  (a)             754,603

Kohl's                                                                                           83,700  (a)           4,654,557

Kroger                                                                                          203,700  (a)           4,982,502

Limited                                                                                         107,100                1,194,165

Liz Claiborne                                                                                    13,200                  600,600

Lowe's Cos.                                                                                     193,200                6,588,120

Marriott International, Cl. A                                                                    61,200                1,917,396

Mattel                                                                                          108,200                2,048,226

May Department Stores                                                                            75,150                2,363,468

Maytag                                                                                           19,200                  535,296

McDonald's                                                                                      324,900                8,470,143

NIKE, Cl. B                                                                                      68,100                3,361,416

Navistar International                                                                           14,900                  447,000

Nordstrom                                                                                        33,500                  472,350

Office Depot                                                                                     74,800  (a)           1,017,280

PACCAR                                                                                           19,200                1,014,144

RadioShack                                                                                       46,600                1,164,534

Reebok International                                                                             14,700  (a)             305,172

Safeway                                                                                         127,000  (a)           5,289,550

Sears, Roebuck & Co.                                                                             82,500                3,198,525

Southwest Airlines                                                                              191,318                3,041,956

Staples                                                                                         114,650  (a)           1,671,597

Starbucks                                                                                        95,500  (a)           1,634,960

Starwood Hotels & Resorts Worldwide                                                              49,900                1,099,796

TJX Cos.                                                                                         70,400                2,379,520

Target                                                                                          225,900                7,036,785

Tiffany & Co.                                                                                    36,700                  858,413

Toys "R" Us                                                                                      49,600  (a)             942,400

Tricon Global Restaurants                                                                        36,910  (a)           1,867,277

US Airways Group                                                                                 16,900  (a)              77,909

V.F.                                                                                             28,100                  933,482

Visteon                                                                                          32,915                  391,689

Wal-Mart Stores                                                                               1,123,300               57,737,620

Walgreen                                                                                        255,700                8,279,566

Wendy's International                                                                            28,600                  752,180


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Whirlpool                                                                                        16,700                  985,634

Winn-Dixie Stores                                                                                35,300                  390,418

                                                                                                                     217,560,047

CONSUMER STAPLES--6.2%

Alberto-Culver, Cl. B                                                                            14,200                  599,950

Archer-Daniels-Midland                                                                          166,760                2,322,967

Avon Products                                                                                    59,636                2,792,754

Campbell Soup                                                                                   102,600                2,897,424

Clorox                                                                                           59,400                2,120,580

Coca-Cola                                                                                       624,900               29,920,212

Coca-Cola Enterprises                                                                           111,900                2,053,365

Colgate-Palmolive                                                                               141,000                8,110,320

ConAgra Foods                                                                                   134,900                3,089,210

Fortune Brands                                                                                   38,400                1,415,040

General Mills                                                                                    71,500                3,283,280

Gillette                                                                                        264,900                8,235,741

H.J. Heinz                                                                                       87,600                3,717,744

Hershey Foods                                                                                    34,300                2,185,939

International Flavors & Fragrances                                                               24,400                  695,644

Kellogg                                                                                         102,000                3,111,000

Kimberly-Clark                                                                                  133,700                7,421,687

Newell Rubbermaid                                                                                66,962                1,850,830

Pepsi Bottling Group                                                                             36,100                1,677,928

PepsiCo                                                                                         444,100               21,632,111

Procter & Gamble                                                                                325,400               24,008,012

Ralston Purina                                                                                   77,800                2,551,062

SUPERVALU                                                                                        33,300                  710,622

SYSCO                                                                                           169,000                4,074,590

Sara Lee                                                                                        197,600                4,404,504

Tupperware                                                                                       14,400                  293,616

Unilever, N.V. (New York Shares)                                                                143,635                7,466,147

Wm. Wrigley  Jr.                                                                                 56,700                2,837,835

                                                                                                                     155,480,114

ENERGY--7.6%

Amerada Hess                                                                                     22,400                1,316,000

Anadarko Petroleum                                                                               62,932                3,590,271

Apache                                                                                           31,500                1,625,400

                                                                                                                   The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Baker Hughes                                                                                     84,290                3,020,111

Burlington Resources                                                                             53,145                1,979,651

CMS Energy                                                                                       33,200                  714,132

ChevronTexaco                                                                                   267,768               23,710,856

Conoco                                                                                          156,924                4,032,947

Devon Energy                                                                                     32,500                1,244,750

Duke Energy                                                                                     193,888                7,447,238

EOG Resources                                                                                    29,200                1,032,804

El Paso                                                                                         127,875                6,273,548

Exxon Mobil                                                                                   1,733,476               68,385,628

Halliburton                                                                                     107,800                2,661,582

Kerr-McGee                                                                                       25,065                1,443,744

KeySpan                                                                                          34,500                1,144,710

Kinder Morgan                                                                                    28,800                1,429,344

McDermott International                                                                          15,400  (a)             163,240

Nabors Industries                                                                                36,900  (a)           1,134,306

Nicor                                                                                            11,400                  443,346

NiSource                                                                                         51,900                1,232,625

Noble Drilling                                                                                   33,700  (a)           1,029,535

Occidental Petroleum                                                                             93,100                2,357,292

Peoples Energy                                                                                    8,900                  340,781

Phillips Petroleum                                                                               95,340                5,187,449

Public Service Enterprise Group                                                                  52,300                2,058,528

Rowan Cos.                                                                                       23,600  (a)             398,604

Royal Dutch Petroleum (New York Shares)                                                         538,700               27,209,737

Schlumberger                                                                                    144,000                6,972,480

Sempra Energy                                                                                    51,766                1,211,324

Sunoco                                                                                           21,200                  793,516

Transocean Sedco Forex                                                                           79,900                2,408,985

USX-Marathon Group                                                                               77,500                2,138,225

Unocal                                                                                           61,100                1,967,420

Williams Cos.                                                                                   129,200                3,730,004

                                                                                                                     191,830,113

HEALTH CARE--14.5%

Abbott Laboratories                                                                             389,100               20,614,518

Allergan                                                                                         33,100                2,376,249

American Home Products                                                                          330,200               18,435,066



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

AmerisourceBergen                                                                                25,800                1,639,848

Amgen                                                                                           262,100  (a)          14,892,522

Applera - Applied Biosystems Group                                                               53,000                1,546,540

Bausch & Lomb                                                                                    13,500                  439,560

Baxter International                                                                            148,800                7,197,456

Becton, Dickinson & Co.                                                                          64,700                2,316,260

Biogen                                                                                           37,300  (a)           2,051,500

Biomet                                                                                           67,475                2,057,988

Boston Scientific                                                                               100,900  (a)           2,294,466

Bristol-Myers Squibb                                                                            488,300               26,099,635

C.R. Bard                                                                                        12,700                  697,230

Cardinal Health                                                                                 112,025                7,517,998

Chiron                                                                                           47,700  (a)           2,567,214

Eli Lilly & Co.                                                                                 282,400               21,603,600

Forest Laboratories                                                                              44,300  (a)           3,295,034

Guidant                                                                                          77,100  (a)           3,200,421

HCA-Healthcare                                                                                  135,050                5,356,083

HEALTHSOUTH                                                                                      97,900  (a)           1,274,658

Humana                                                                                           42,700  (a)             493,185

Immunex                                                                                         131,200  (a)           3,134,368

Johnson & Johnson                                                                               760,818               44,058,970

King Pharmaceuticals                                                                             57,466  (a)           2,240,599

Manor Care                                                                                       25,800  (a)             602,688

Mckesson HBOC                                                                                    71,577                2,647,633

MedImmune                                                                                        53,500  (a)           2,099,340

Medtronic                                                                                       303,700               12,239,110

Merck & Co.                                                                                     576,100               36,760,941

Millipore                                                                                        11,800                  617,140

Pfizer                                                                                        1,586,000               66,453,400

Pharmacia                                                                                       326,835               13,243,354

Schering-Plough                                                                                 367,600               13,667,368

St. Jude Medical                                                                                 21,500  (a)           1,526,500

Stryker                                                                                          49,300                2,772,632

Tenet Healthcare                                                                                 81,500  (a)           4,687,880

Thermo Electron                                                                                  45,400  (a)             959,756

UnitedHealth Group                                                                               79,700                5,240,275

Watson Pharmaceuticals                                                                           26,600  (a)           1,268,288

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Wellpoint Health Networks                                                                        15,900  (a)           1,774,281

Zimmer                                                                                           48,820  (a)           1,509,026

                                                                                                                     365,470,580

INTEREST SENTITIVE--21.1%

AFLAC                                                                                           132,100                3,231,166

Aetna                                                                                            35,879                  991,696

Allstate                                                                                        182,000                5,711,160

Ambac Financial Group                                                                            26,550                1,274,400

American Express                                                                                332,400                9,782,532

American International Group                                                                    658,279               51,740,728

AmSouth Bancorporation                                                                           93,000                1,607,970

Aon                                                                                              65,775                2,502,081

BB&T                                                                                            110,100                3,534,210

Bank of America                                                                                 402,752               23,758,340

Bank of New York                                                                                184,800                6,285,048

Banc One                                                                                        292,804                9,718,165

Bear Stearns Cos.                                                                                23,672                1,278,288

CIGNA                                                                                            37,600                2,741,040

Capital One Financial                                                                            52,400                2,164,644

Cendant                                                                                         237,470  (a)           3,077,611

Charles Schwab                                                                                  348,200                4,484,816

Charter One Financial                                                                            54,537                1,486,133

Chubb                                                                                            44,000                3,005,200

Cincinnati Financial                                                                             40,400                1,502,880

Citigroup                                                                                     1,263,317               57,506,189

Comerica                                                                                         44,800                2,064,832

Concord EFS                                                                                     121,000  (a)           3,311,770

Conseco                                                                                          84,903                  253,860

Countrywide Credit Industries                                                                    29,800                1,189,914

Equity Office Properties Trust                                                                  102,000                2,907,000

Fannie Mae                                                                                      251,300               20,345,248

Fifth Third Bancorp                                                                             144,567                8,156,470

FleetBoston Financial                                                                           272,107                8,941,436

Franklin Resources                                                                               66,500                2,134,650

Freddie Mac                                                                                     174,000               11,800,680

General Electric                                                                              2,495,500               90,861,154

Golden West Financial                                                                            39,900                1,939,140



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENTITIVE (CONTINUED)

H & R Block                                                                                      45,900                1,564,272

Hartford Financial Services Group                                                                59,500                3,213,000

Household International                                                                         116,545                6,095,304

Huntington Bancshares                                                                            63,074                  973,232

J.P. Morgan Chase & Co.                                                                         498,760               17,636,154

Jefferson-Pilot                                                                                  38,225                1,580,604

John Hancock Financial Services                                                                  77,400                2,637,792

Keycorp                                                                                         106,700                2,268,442

Lehman Brothers Holdings                                                                         61,900                3,866,274

Lincoln National                                                                                 47,200                1,998,920

Loews                                                                                            49,600                2,519,680

MBIA                                                                                             37,200                1,713,432

MBNA                                                                                            214,025                5,909,230

MGIC Investment                                                                                  26,900                1,391,806

Marsh & McLennan Cos.                                                                            69,200                6,695,100

Mellon Financial                                                                                119,900                4,028,640

Merrill Lynch                                                                                   210,900                9,218,439

MetLife                                                                                         188,400                5,067,960

Morgan Stanley Dean Witter & Co.                                                                279,560               13,676,075

National City                                                                                   150,900                3,983,760

Northern Trust                                                                                   55,900                2,822,391

PNC Financial Services Group                                                                     72,600                3,985,740

Progressive                                                                                      18,600                2,580,006

Providian Financial                                                                              71,700                  278,913

Regions Financial                                                                                57,200                1,539,252

Safeco                                                                                           32,100                  989,964

SouthTrust                                                                                       85,400                1,935,164

St. Paul Cos.                                                                                    53,894                2,473,735

State Street                                                                                     81,800                3,725,172

Stilwell Financial                                                                               55,100                1,108,061

SunTrust Banks                                                                                   73,400                4,393,724

Synovus Financial                                                                                72,850                1,677,007

T. Rowe Price Group                                                                              30,900                  857,784

Temple-Inland                                                                                    12,400                  619,876

Torchmark                                                                                        31,500                1,166,445

U.S. Bancorp                                                                                    478,753                8,512,228

USA Education                                                                                    40,900                3,335,804

                                                                                                                       The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENTITIVE (CONTINUED)

Union Planters                                                                                   34,400                1,393,200

UnumProvident                                                                                    60,595                1,359,146

Wachovia                                                                                        352,190               10,072,634

Washington Mutual                                                                               220,490                6,656,593

Wells Fargo                                                                                     431,200               17,032,400

XL Capital, Cl. A                                                                                31,600                2,744,776

Zions Bancorporation                                                                             23,100                1,106,952

                                                                                                                     529,695,534

INTERNET--.1%

Yahoo!                                                                                          142,400  (a)           1,549,312

PRODUCER GOODS & SERVICES--7.3%

Air Products & Chemicals                                                                         57,300                2,294,292

Alcan                                                                                            80,200                2,450,110

Alcoa                                                                                           216,848                6,997,685

Allegheny Technologies                                                                           20,177                  298,620

American Power Conversion                                                                        49,000  (a)             630,630

Ashland                                                                                          17,500                  704,550

Avery Dennison                                                                                   27,700                1,282,510

Ball                                                                                              7,100                  436,934

Barrick Gold                                                                                     99,500                1,551,205

Bemis                                                                                            13,300                  575,491

Boeing                                                                                          219,198                7,145,855

Boise Cascade                                                                                    14,400                  411,264

Burlington Northern Santa Fe                                                                     98,400                2,644,008

CSX                                                                                              53,600                1,806,320

Caterpillar                                                                                      86,200                3,854,864

Centex                                                                                           14,900                  570,074

Cooper Industries                                                                                23,500                  909,450

Crane                                                                                            15,125                  309,760

Cummings Engine                                                                                  10,400                  325,624

Deere & Co.                                                                                      59,000                2,182,410

Dow Chemical                                                                                    225,463                7,496,645

E.I. duPont  deNemours & Co.                                                                    262,012               10,477,860

Eastman Chemical                                                                                 19,300                  662,183

Ecolab                                                                                           32,100                1,129,278

Emerson Electric                                                                                107,600                5,274,552

Engelhard                                                                                        32,900                  861,322


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

FMC                                                                                               7,800  (a)             370,188

FedEx                                                                                            77,120  (a)           3,168,090

Fluor                                                                                            19,900                  740,678

Freeport-McMoRan Copper, Cl. B                                                                   36,200  (a)             401,820

General Dynamics                                                                                 50,500                4,120,800

Genuine Parts                                                                                    43,200                1,404,000

Georgia-Pacific                                                                                  56,767                1,575,852

Goodrich                                                                                         26,000                  555,100

Goodyear Tire & Rubber                                                                           39,900                  743,337

Great Lakes Chemical                                                                             12,600                  267,246

Hercules                                                                                         27,100                  204,876

Homestake Mining                                                                                 66,200                  542,840

Honeywell International                                                                         203,325                6,008,254

ITT Industries                                                                                   22,100                1,062,789

Illinois Tool Works                                                                              76,400                4,370,080

Inco                                                                                             45,700  (a)             623,348

Ingersoll-Rand                                                                                   42,300                1,577,790

International Paper                                                                             121,353                4,344,437

KB HOME                                                                                          11,100                  328,005

Leggett & Platt                                                                                  49,300                1,068,331

Lockheed Martin                                                                                 109,100                5,320,807

Louisiana-Pacific                                                                                26,000                  187,200

Masco                                                                                           115,500                2,290,365

Mead                                                                                             24,900                  668,316

Minnesota Mining & Manufacturing                                                                 99,500               10,385,810

National Service Industries                                                                      10,300                  182,722

Newmont Mining                                                                                   49,125                1,139,700

Norfolk Southern                                                                                 96,600                1,618,050

Northrop Grumman                                                                                 21,400                2,138,930

Nucor                                                                                            19,500                  805,350

PPG Industries                                                                                   42,300                2,065,509

Pactiv                                                                                           39,900  (a)             646,380

Pall                                                                                             30,900                  627,270

Parker-Hannifin                                                                                  29,350                1,053,665

Phelps Dodge                                                                                     19,795                  574,055

Placer Dome                                                                                      82,300                  939,043

Praxair                                                                                          40,400                1,906,072

                                                                                                                      The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Pulte Homes                                                                                      14,800                  481,000

Raytheon                                                                                         96,500                3,112,125

Rockwell Collins                                                                                 45,800                  618,300

Rockwell International                                                                           45,800                  631,124

Rohm & Haas                                                                                      55,315                1,796,078

Sealed Air                                                                                       21,032  (a)             842,121

Sherwin-Williams                                                                                 39,400                  959,784

Sigma-Aldrich                                                                                    19,000                  712,880

Snap-On                                                                                          14,500                  388,020

Stanley Works                                                                                    21,513                  824,378

TRW                                                                                              31,400                1,061,006

Textron                                                                                          35,500                1,123,575

Thomas & Betts                                                                                   14,500                  263,320

Tyco International                                                                              486,571               23,910,099

USX-U.S. Steel Group                                                                             22,200                  319,458

Union Pacific                                                                                    62,300                3,240,223

United Technologies                                                                             118,300                6,375,187

Vulcan Materials                                                                                 25,400                1,055,878

W.W. Grainger                                                                                    23,900                1,034,870

Westvaco                                                                                         25,300                  621,115

Weyerhaeuser                                                                                     54,100                2,700,131

Willamette Industries                                                                            27,500                1,288,375

Worthington Industries                                                                           21,300                  276,900

                                                                                                                     182,946,548

SERVICES--6.4%

ALLTEL                                                                                           78,700                4,496,918

AOL Time Warner                                                                               1,113,150  (a)          34,741,412

AT&T Wireless Services                                                                          635,617  (a)           9,178,309

Allied Waste Industries                                                                          49,600  (a)             492,032

American Greetings, Cl. A                                                                        15,900                  222,918

Automatic Data Processing                                                                       156,800                8,100,288

Carnival                                                                                        146,900                3,199,482

Cintas                                                                                           42,500                1,717,850

Clear Channel Communications                                                                    147,600  (a)           5,626,512

Comcast, Cl. A                                                                                  237,400  (a)           8,508,416

Computer Sciences                                                                                42,400  (a)           1,522,584

Convergys                                                                                        42,900  (a)           1,205,490


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Deluxe                                                                                           17,800                  623,000

Dow Jones & Co.                                                                                  21,700                  976,500

Electronic Data Systems                                                                         117,600                7,569,912

Equifax                                                                                          36,000                  804,960

First Data                                                                                       98,400                6,648,888

Fiserv                                                                                           46,850  (a)           1,742,352

Gannett                                                                                          66,500                4,202,800

IMS Health                                                                                       74,000                1,581,380

Interpublic Group Cos.                                                                           94,200                2,114,790

Knight-Ridder                                                                                    18,400                1,035,000

McGraw-Hill Cos.                                                                                 49,000                2,576,420

Meredith                                                                                         12,500                  412,500

Moody's                                                                                          39,600                1,374,912

New York Times, Cl. A                                                                            40,000                1,650,000

Nextel Communications, Cl. A                                                                    192,200  (a)           1,527,990

Omnicom Group                                                                                    46,500                3,570,270

Paychex                                                                                          93,775                3,006,427

Quintiles Transnational                                                                          29,200  (a)             463,112

R. R. Donnelley  & Sons                                                                          29,500                  752,250

Robert Half International                                                                        44,100  (a)             909,783

Ryder System                                                                                     15,100                  282,370

Sprint (PCS Group)                                                                              235,400  (a)           5,249,420

TMP Worldwide                                                                                    26,700  (a)             796,995

Tribune                                                                                          75,000                2,265,000

Univision Communications, Cl. A                                                                  52,400  (a)           1,310,000

Viacom, Cl. B                                                                                   447,224  (a)          16,328,148

Walt Disney                                                                                     525,100                9,761,609

Waste Management                                                                                157,100                3,848,950

                                                                                                                     162,397,949

TECHNOLOGY--15.8%

ADC Telecommunications                                                                          196,400  (a)             893,620

Adobe Systems                                                                                    60,100                1,586,640

Advanced Micro Devices                                                                           86,400  (a)             850,176

Agilent Technologies                                                                            114,716  (a)           2,554,725

Altera                                                                                           97,200  (a)           1,963,440

Analog Devices                                                                                   90,400  (a)           3,435,200

Andrew                                                                                           20,350  (a)             369,760

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Apple Computer                                                                                   87,700  (a)           1,540,012

Applied Materials                                                                               204,300  (a)           6,968,673

Applied Micro Circuits                                                                           75,500  (a)             832,765

Autodesk                                                                                         13,500                  448,470

Avaya                                                                                            71,280  (a)             636,530

BMC Software                                                                                     61,200  (a)             922,284

Broadcom, Cl. A                                                                                  65,300  (a)           2,246,973

CIENA                                                                                            82,100  (a)           1,334,946

Cisco Systems                                                                                 1,838,800  (a)          31,112,496

Citrix Systems                                                                                   46,400  (a)           1,085,760

Compaq Computer                                                                                 424,384                3,713,360

Computer Associates International                                                               144,750                4,475,670

Compuware                                                                                        92,400  (a)             949,872

Comverse Technology                                                                              44,700  (a)             840,807

Conexant Systems                                                                                 62,100  (a)             630,315

Corning                                                                                         233,700                1,883,622

Danaher                                                                                          35,800                1,995,492

Dell Computer                                                                                   653,500  (a)          15,670,930

Dover                                                                                            51,100                1,683,745

EMC                                                                                             554,400  (a)           6,830,208

Eaton                                                                                            17,300                1,132,112

Gateway                                                                                          81,100  (a)             458,215

Hewlett-Packard                                                                                 488,100                8,214,723

Intel                                                                                         1,689,600               41,260,032

International Business Machines                                                                 436,500               47,172,555

Intuit                                                                                           52,400  (a)           2,107,528

JDS Uniphase                                                                                    330,700  (a)           2,642,293

Jabil Circuit                                                                                    48,100  (a)           1,019,720

KLA-Tencor                                                                                       46,600  (a)           1,904,076

LSI Logic                                                                                        90,800  (a)           1,539,060

Lexmark International                                                                            32,200  (a)           1,440,950

Linear Technology                                                                                79,900                3,100,120

Lucent Technologies                                                                             855,670                5,732,989

Maxim Integrated Products                                                                        82,500  (a)           3,774,375

Mercury Interactive                                                                              20,800  (a)             495,456

Micron Technology                                                                               149,800  (a)           3,409,448

Microsoft                                                                                     1,352,200  (a)          78,630,430


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Molex                                                                                            49,100                1,420,463

Motorola                                                                                        551,795                9,032,884

NCR                                                                                              24,200  (a)             857,890

National Semiconductor                                                                           43,600  (a)           1,132,728

Network Appliance                                                                                81,800  (a)           1,087,940

Nortel Networks                                                                                 800,480                4,650,789

Novell                                                                                           90,100  (a)             318,954

Novellus Systems                                                                                 35,800  (a)           1,182,474

Oracle                                                                                        1,410,300  (a)          19,123,668

PMC-Sierra                                                                                       41,300  (a)             670,299

Palm                                                                                            142,472  (a)             350,481

Parametric Technology                                                                            66,400  (a)             465,464

PeopleSoft                                                                                       73,900  (a)           2,200,003

PerkinElmer                                                                                      25,400                  683,514

Pitney Bowes                                                                                     62,000                2,272,920

Power-One                                                                                        19,600  (a)             155,036

QLogic                                                                                           23,200  (a)             912,920

QUALCOMM                                                                                        190,300  (a)           9,347,536

Sabre Holdings                                                                                   33,421  (a)             878,972

Sanmina                                                                                          80,300  (a)           1,215,742

Sapient                                                                                          30,900  (a)             133,179

Scientific-Atlanta                                                                               40,800                  851,496

Siebel Systems                                                                                  113,800  (a)           1,858,354

Solectron                                                                                       164,100  (a)           2,018,430

Sun Microsystems                                                                                818,200  (a)           8,304,730

Symbol Technologies                                                                              56,900                  731,165

Tektronix                                                                                        23,600  (a)             464,920

Tellabs                                                                                         102,800  (a)           1,403,220

Teradyne                                                                                         43,800  (a)           1,009,590

Texas Instruments                                                                               436,100               12,206,439

Unisys                                                                                           79,600  (a)             710,828

VERITAS Software                                                                                 99,882  (a)           2,834,651

Vitesse Semiconductor                                                                            46,100  (a)             435,184

Xerox                                                                                           174,400                1,220,800

Xilinx                                                                                           83,600  (a)           2,543,112

                                                                                                                     396,177,348

                                                                                                                      The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES--7.0%

AES                                                                                             133,700  (a)           1,851,745

AT&T                                                                                            866,804               13,218,761

Allegheny Energy                                                                                 31,300                1,144,015

Ameren                                                                                           34,500                1,383,450

American Electric Power                                                                          80,960                3,392,224

BellSouth                                                                                       470,900               17,423,300

CINergy                                                                                          39,900                1,204,182

Calpine                                                                                          75,000  (a)           1,856,250

CenturyTel                                                                                       35,400                1,118,640

Citizens Communications                                                                          71,700  (a)             637,413

Consolidated Edison                                                                              53,300                2,104,817

Constellation Energy Group                                                                       41,100                  919,407

DTE Energy                                                                                       41,400                1,725,966

Dominion Resources                                                                               66,708                4,077,193

Dynegy, Cl. A                                                                                    81,900                2,940,210

Edison International                                                                             81,900                1,163,799

Enron                                                                                           187,400                2,604,860

Entergy                                                                                          55,500                2,156,175

Exelon                                                                                           80,575                3,389,790

FPL Group                                                                                        44,200                2,347,020

FirstEnergy                                                                                      56,300                1,940,098

GPU                                                                                              30,000                1,189,500

Mirant                                                                                           85,326  (a)           2,218,476

Niagara Mohawk Power                                                                             40,300  (a)             722,176

PG&E                                                                                             97,300                1,757,238

PPL                                                                                              36,700                1,253,305

Pinnacle West Capital                                                                            21,300                  897,795

Progress Energy                                                                                  54,569                2,301,175

Qwest Communications International                                                              417,400                5,405,330

Reliant Energy                                                                                   74,766                2,089,710

SBC Communications                                                                              846,198               32,248,606

Southern                                                                                        172,100                4,113,190

Sprint (FON Group)                                                                              222,700                4,454,000

TECO Energy                                                                                      33,900                  872,925

TXU                                                                                              64,497                2,956,542

Verizon Communications                                                                          679,556               33,848,684


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

WorldCom Group                                                                                  725,590  (a)           9,759,186

Xcel Energy                                                                                      86,210                2,438,019

                                                                                                                     177,125,172

TOTAL COMMON STOCKS

   (cost $2,009,909,384)                                                                                           2,418,356,755
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--3.9%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--3.5%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  2.58%, dated 10/31/2001, due 11/1/2001 in the

  amount of $88,086,312 (fully collateralized by

  $79,515,000 of various  U.S. Government

   Agency Obligations, value $89,845,945)                                                    88,080,000               88,080,000

U.S. TREASURY BILLS--.4%

3.35%, 11/1/2001                                                                                100,000  (b)             100,000

3.25%, 11/29/2001                                                                             1,500,000  (b)           1,497,540

2.43%, 1/10/2002                                                                              1,000,000                  996,130

2.21%, 1/17/2002                                                                              7,000,000  (b)           6,973,750

                                                                                                                       9,567,420

TOTAL SHORT-TERM INVESTMENTS

   (cost $97,638,322)                                                                                                 97,647,420
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,107,547,706)                                                          100.1%            2,516,004,175

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.1%)              (1,695,928)

NET ASSETS                                                                                       100.0%            2,514,308,247

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

October 31, 2001



                                                                 Market Value                                          Unrealized
                                                                   Covered by                                      (Depreciation)
                                           Contracts           Contracts ($)               Expiration          at 10/31/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             379             100,501,325            December 2001                  (74,100)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2001

                                                             Cost        Value
-------------------------------------------------------------------------------
ASSETS ($):

Investments in securities--See Statement of
   Investments--Note 1(c)                         2,107,547,706  2,516,004,175

Cash                                                                 2,339,820

Dividends and interest receivable                                    2,067,356

Receivable for shares of Common Stock subscribed                     1,078,226

Receivable for investment securities sold                              146,092

Receivable for futures variation margin--Note 4(b)                     142,934

                                                                 2,521,778,603
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                        1,086,208

Payable for investment securities purchased                            281,060

Payable for shares of Common Stock redeemed                          6,103,088

                                                                     7,470,356
-------------------------------------------------------------------------------

NET ASSETS ($)                                                   2,514,308,247
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                  2,172,095,681

Accumulated undistributed investment income--net                    18,604,278

Accumulated net realized gain (loss) on investments                (84,774,081)

Accumulated net unrealized appreciation (depreciation)

   on investments [including ($74,100) net unrealized
   (depreciation) on financial futures]--Note 4(b)                 408,382,369
-------------------------------------------------------------------------------

NET ASSETS ($)                                                   2,514,308,247
-------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)     80,897,032

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)
                                                                         31.08

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

Year Ended October 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $159,265 foreign taxes withheld at source)   34,582,984

Interest                                                             4,285,473

TOTAL INCOME                                                        38,868,457

EXPENSES:

Management fee--Note 3(a)                                            7,016,373

Shareholder servicing costs--Note 3(b)                               7,016,373

Loan commitment fees--Note 2                                            29,198

TOTAL EXPENSES                                                      14,061,944

INVESTMENT INCOME--NET                                              24,806,513
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                           (11,827,908)

Net realized gain (loss) on financial futures                     (32,254,426)

NET REALIZED GAIN (LOSS)                                          (44,082,334)

Net unrealized appreciation (depreciation) on investments
  [including ($1,018,400) net unrealized (depreciation) on

   financial futures]                                            (805,180,221)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (849,262,555)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (824,456,042)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                           -------------------------------------
                                                     2001                 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         24,806,513           22,277,634

Net realized gain (loss) on investments       (44,082,334)         (25,923,071)

Net unrealized appreciation (depreciation) on

   investments                               (805,180,221)         160,708,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                           (824,456,042)         157,062,659
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (23,325,438)        (22,402,251)

Net realized gain on investments                       --         (35,773,596)

TOTAL DIVIDENDS                               (23,325,438)        (58,175,847)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold               1,282,947,712        1,397,531,590

Dividends reinvested                           22,551,706           56,332,381

Cost of shares redeemed                    (1,015,662,853)      (1,280,525,974)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 289,836,565          173,337,997

TOTAL INCREASE (DECREASE) IN NET ASSETS      (557,944,915)         272,224,809
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         3,072,253,162       2,800,028,353

END OF PERIOD                               2,514,308,247       3,072,253,162

Undistributed investment income--net           18,604,278          17,123,203
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    35,238,855         33,251,876

Shares issued for dividends reinvested            589,742          1,342,845

Shares redeemed                               (28,171,874)       (30,413,940)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   7,656,723          4,180,781

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                         Year Ended October 31,
                                                             -----------------------------------------------------------------------
                                                             2001             2000            1999           1998            1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                        41.95            40.55           32.76           27.73           22.06

Investment Operations:

Investment income--net                                        .32(a)           .31(a)          .35(a)          .34             .34

Net realized and unrealized gain (loss)
   on investments                                          (10.88)             1.92           7.80            5.46            6.37

Total from Investment Operations                           (10.56)             2.23           8.15            5.80            6.71

Distributions:

Dividends from investment income--net                       (.31)             (.32)           (.36)           (.30)           (.38)

Dividends from net realized gain
   on investments                                              --             (.51)             --            (.47)           (.66)

Total Distributions                                         (.31)             (.83)           (.36)           (.77)          (1.04)

Net asset value, end of period                             31.08             41.95           40.55           32.76           27.73
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                          (25.31)             5.50           25.00           21.34           31.46
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                                     .50               .50             .50             .50             .50

Ratio of net investment income
   to average net assets                                     .88               .73             .92            1.14            1.52

Decrease reflected in above expense
   ratios due to undertakings by

   The Dreyfus Corporation                                     --               --             --              --              .05

Portfolio Turnover Rate                                     1.89              7.64            9.61            7.15            2.26
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                         2,514,308         3,072,253       2,800,028       1,843,762       1,279,451

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

income,   including,  where  applicable,  amortization  of  discount/premium  on investments, is recognized on the accrual basis.

(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of tax able income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $63,140,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2001. If not applied, $20,622,000 of the carryover expires in fiscal 2008 and $42,518,000 expires in fiscal 2009.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2001, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company' s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period October 31, 2001, the fund was charged $7,016,373 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six month period following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended October 31, 2001, redemption fees amounted to $115,554.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 2001, amounted to $235,331,344 and $51,167,417, respectively.


The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2001, are set forth in the Statement of Financial Futures.

(b) At October 31, 2001, accumulated net unrealized appreciation on investments and financial futures was $408,382,369, consisting of $705,215,836, gross unrealized appreciation and $296,833,467 gross unrealized depreciation.

At October 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                                        The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus S&P 500 Index Fund (the "Fund") (one of the series constituting Dreyfus Index Funds, Inc.), at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                     PricewaterhouseCoopers LLP

New York, New York
December 7, 2001


IMPORTANT TAX INFORMATION (Unaudited)

The fund also designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2001 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2002 of the percentage applicable to the preparation of their 2001 income tax returns.

                                                             The Fund

                   For More Information

                        Dreyfus S&P 500 Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to
info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  078AR1001



================================================================================


Dreyfus
Small Cap
Stock Index Fund


ANNUAL REPORT
October 31, 2001






The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            25   Statement of Assets and Liabilities

                            26   Statement of Operations

                            27   Statement of Changes in Net Assets

                            28   Financial Highlights

                            29   Notes to Financial Statements

                            34   Report of Independent Accountants

                            35   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                     Small Cap Stock Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Small Cap Stock Index Fund covers the period from November 1, 2000 through October 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

It is impossible to discuss the economic and market events of the reporting period without addressing the devastating terrorist attacks of September 11, 2001. On behalf of The Dreyfus Corporation, I would like to extend heartfelt sympathies to all who have been touched by these tragedies and assure you that we continue to support the relief efforts.

Even before September 11, a slowing economy and a return to more normal valuations had taken their toll on stocks that had previously risen too high, too fast. After the attacks, the investment environment became even more volatile. Recent events may have prolonged existing economic weakness, but we believe that the U.S. may begin to see economic recovery in the months ahead. In the meantime, there is little doubt that the investment environment will continue to be challenging.

Given the current market environment, now might be a good time to ensure that your investments are appropriately allocated and diversified for the long term. We encourage you to contact your financial advisor for information about ways to refine your investment strategies. For additional market perspectives, please visit the Market Commentary section at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2001




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Small Cap Stock Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2001, the fund produced a total return of -6.95% .(1) The Standard & Poor's Small Cap 600 Index ("S&P 600 Index"), the fund' s benchmark, produced a -6.45% return for the same period.(2) The difference in returns was primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 600 Index. To reach that goal, the fund generally invests in a representative sample of the stocks listed in the S&P 600 Index, and in futures whose performance is tied to that of the S& P 600 Index. While the portfolio managers strive to own the vast majority of the stocks in the S&P 600 Index, they may avoid some very small, less liquid names. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion; the Index contains approximately 500 industrial, 55 financial, 25 utility and 20 transportation stocks. Each stock is weighted by its market capitalization -- larger companies have greater representation in the S& P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 600 Index. The fund does not attempt to manage market volatility.

Small-cap stocks are often those of new and entrepreneurial companies that tend to grow faster than large-cap companies. They also typically use any profits for expansion rather than for paying dividends. Compared to larger, more established companies, small companies are subject to more
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

erratic market movements and may carry additional risks because, among other things, their revenues and earnings also tend to be less predictable. As a result, their stocks may be less liquid and more volatile.

What other factors influenced the fund's performance?

Although we are never pleased to report negative returns, we nonetheless take some satisfaction from the fact that small-cap stocks provided substantially better returns than large- and midcap stocks in a very difficult economic environment. We attribute this relative success to the small-cap index's smaller exposure to technology and telecommunications as compared to the larger cap indices.

When the reporting period began, the U.S. economy had already started to slow in response to disappointing retail sales and lower corporate earnings. Technology companies were among the hardest hit, especially telecommunications equipment and semiconductor equipment firms. Having overestimated demand for their products, many of these firms faced a severe falloff of orders when the economy began to slow. Consequently, their earnings fell dramatically at a time when they were saddled with high inventory levels and negative investor sentiment

Beginning in early January, the Federal Reserve Board (the "Fed") responded to a slowing economy by aggressively reducing short-term interest rates. The Fed cut rates nine times during the reporting period, taking the benchmark rate for overnight interbank loans from 6.5% to 2.5%, its lowest level in seven years.

The terrorist attacks of September 11 intensified an already weak economy. In the wake of the attacks, corporate layoffs increased, companies reduced spending plans, consumer confidence plunged and home buying slowed. However, the stock market proved to be remarkably resilient. Not only did the overall market quickly regain all of the value lost immediately after the attacks, but some industry groups posted surprisingly strong returns. Regional banks did particularly well, for example. With interest rates falling, many small banks were able to attract new customers with lower borrowing rates but were stil able to earn healthy profits on the difference between their cost of funds and the rates they charged customers. Health care stocks also generally performed well, largely because people need to take care of their health regardless of what's happening in the economy.

What is the fund's current strategy?

Our strategy remains to replicate the returns of the S&P 600 Index by investing in a representative sample of stocks included in the S&P 600 Index and in futures whose performance is tied to that of the S&P 600 Index.

November 15, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S SMALLCAP 600 INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Small Cap Stock Index Fund and the Standard & Poor's Small Cap 600 Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/01


                                                                        Inception                                       From
                                                                          Date                   1 Year               Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                     6/30/97                 (6.95)%                5.83%

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS SMALL CAP STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S SMALLCAP 600 INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 2001

COMMON STOCKS--99.2%                                                                             Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.6%

Constellation Brands, Cl. A                                                                      10,600  (a)             435,024

DIMON                                                                                            11,600                   72,500

                                                                                                                         507,524

CONSUMER CYCLICAL--17.9%

A.T. Cross, Cl. A                                                                                 3,600  (a)              19,620

Action Performance Cos.                                                                           4,600  (a)             120,566

Advanced Marketing Services                                                                       4,900                   75,901

Anchor Gaming                                                                                     3,800  (a)             193,154

Angelica                                                                                          2,000                   18,400

AnnTaylor Stores                                                                                  7,200  (a)             158,400

Apogee Enterprises                                                                                6,700                   93,532

Applebee's International                                                                          9,250                  278,425

Applica                                                                                           6,000  (a)              44,400

Arctic Cat                                                                                        6,300                  102,060

Argosy Gaming                                                                                     7,300  (a)             211,919

Ashworth                                                                                          2,800  (a)              13,944

Atlantic Coast Airlines Holdings                                                                 10,800  (a)             202,824

Aztar                                                                                             9,600  (a)             137,760

Bally Total Fitness Holdings                                                                      7,600  (a)             140,296

Bassett Furniture                                                                                 2,800                   40,180

Brown Shoe                                                                                        4,400                   48,400

Burlington Coat Factory Warehouse                                                                11,200                  167,440

CEC Entertainment                                                                                 7,050  (a)             273,117

CPI                                                                                               1,700                   27,200

Casey's General Stores                                                                           12,300                  153,135

Cato                                                                                              6,000                  101,700

Cheesecake Factory                                                                               11,887  (a)             335,213

Chico's FAS                                                                                       6,650  (a)             172,900

Christopher & Banks                                                                               4,000  (a)             131,800

Coachmen Industries                                                                               4,000                   40,760

Concord Camera                                                                                    5,600  (a)              22,232

Cost Plus                                                                                         5,100  (a)              99,195

Department 56                                                                                     3,000  (a)              21,000

Discount Auto Parts                                                                               4,200  (a)              70,140

Dress Barn                                                                                        4,600  (a)             104,144

Enesco Group                                                                                      2,900  (a)              13,833

Ethan Allen Interiors                                                                            10,000                  320,100

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Factory 2-U Stores                                                                                3,300  (a)              46,662

Fedders                                                                                           7,200                   17,064

Fleetwood Enterprises                                                                             7,800                   78,156

Footstar                                                                                          4,800  (a)             160,320

Fossil                                                                                            7,800  (a)             141,492

Frontier Airlines                                                                                 7,400  (a)              80,956

Genesco                                                                                           5,400  (a)              98,550

Goody's Family Clothing                                                                           7,200  (a)              33,480

Great Atlantic & Pacific                                                                          9,300                  172,794

Group 1 Automotive                                                                                5,800  (a)             155,440

Gymboree                                                                                          6,700  (a)              57,955

Haggar                                                                                            1,400                   15,050

Hancock Fabrics                                                                                   4,700                   55,225

Harman International                                                                              7,900                  261,095

Hot Topic                                                                                         5,000  (a)             126,400

Huffy                                                                                             2,200  (a)              13,288

IHOP                                                                                              5,100  (a)             130,356

Insight Enterprises                                                                              10,000  (a)             162,500

Interface, Cl. A                                                                                 12,100                   48,521

JAKKS Pacific                                                                                     4,800  (a)              90,480

Jack in the Box                                                                                   9,800  (a)             241,080

Jo-Ann Stores, Cl. A                                                                              3,900  (a)              18,018

K-Swiss                                                                                           2,600                  72,982

K2                                                                                                3,800  (a)              21,660

Kellwood                                                                                          5,900                  114,991

La-Z Boy                                                                                         15,000                  267,600

Landry's Seafood Restaurants                                                                      5,300                   93,015

Linens'n Things                                                                                  10,000  (a)             182,000

Lone Star Steakhouse & Saloon                                                                     6,300                   81,648

Luby's                                                                                            5,000                   30,250

Marcus                                                                                            6,900                   87,630

Men's Wearhouse                                                                                  10,000  (a)             198,700

Mesa Air Group                                                                                    8,400  (a)              44,940

Michaels Stores                                                                                   8,100  (a)             416,097

Midwest Express Holdings                                                                          3,000  (a)              33,300

Monaco Coach                                                                                      7,150  (a)             127,985



COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

99 (CENTS) Only Stores                                                                           13,000  (a)             462,150

National Presto Industries                                                                        1,600                   43,760

Nautica Enterprises                                                                               8,400  (a)             101,808

O'Charleys                                                                                        4,400  (a)              70,356

O'Reilly Automotive                                                                              13,000  (a)             367,380

OshKosh B'Gosh                                                                                    3,200                  111,168

Oshkosh Truck                                                                                     4,200                  160,860

Oxford Industries                                                                                 1,800                   40,410

P.F. Chang's China Bistro                                                                         2,900  (a)             114,927

Pacific Sunwear of California                                                                     8,150  (a)             112,063

Panera Bread, Cl. A                                                                               3,500  (a)             144,025

Pep Boys-Manny, Moe & Jack                                                                       12,900                  151,575

Phillips-Van Heusen                                                                               7,400                   63,196

Pier 1 Imports                                                                                   24,325                  267,818

Pinnacle Entertainment                                                                            5,500  (a)              37,950

Polaris Industries                                                                                6,000                  269,760

Prime Hospitality                                                                                11,500  (a)             105,570

Quicksilver                                                                                       5,600  (a)              73,752

RARE Hospitality International                                                                    5,400  (a)              98,442

Royal Appliance Manufacturing                                                                     3,000  (a)              14,250

Ruby Tuesday                                                                                     15,800                  272,392

Russ Berrie & Co.                                                                                 5,000                  131,100

Russell                                                                                           8,200                  101,024

Ryan's Family Steak House                                                                         7,800  (a)             140,400

SCP Pool                                                                                          6,525  (a)             151,641

Salton                                                                                            2,900  (a)              30,276

School Specialty                                                                                  4,300  (a)             133,085

ShopKo Stores                                                                                     7,200  (a)              62,280

SkyWest                                                                                          14,100                  258,030

Sonic                                                                                             6,625  (a)             222,004

Steak n Shake                                                                                     6,978  (a)              74,665

Stein Mart                                                                                       10,300  (a)              82,091

Stride Rite                                                                                      10,700                   66,126

Sturm Ruger                                                                                       6,800                   79,560

TBC                                                                                               5,900  (a)              65,018

Thor Industries                                                                                   2,800                   98,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Timberland, Cl. A                                                                                10,000  (a)             324,800

Too                                                                                               6,000  (a)             159,660

Toro                                                                                              3,200                  137,280

Tower Automotive                                                                                 11,400  (a)              69,768

Ultimate Electronics                                                                              2,700  (a)              48,978

WMS Industries                                                                                    8,600  (a)             154,370

Wabash National                                                                                   4,100                   30,135

Wellman                                                                                           8,100                  102,141

Wet Seal, Cl. A                                                                                   5,200  (a)             105,820

Whole Foods Market                                                                               13,400  (a)             465,650

Winnebago Industries                                                                              5,300                  128,949

Wolverine Tube                                                                                    3,000  (a)              37,650

Wolverine World Wide                                                                             10,000                  147,300

Zale                                                                                              8,600  (a)             246,132

                                                                                                                      14,868,915

CONSUMER STAPLES--3.5%

American Italian Pasta, Cl. A                                                                     4,400  (a)             179,212

Coca-Cola Bottling Consolidated                                                                   2,300                   87,975

Corn Products International                                                                       8,600                  258,860

Delta and Pine Land                                                                               9,633                  173,876

Fleming Cos.                                                                                     10,900                  262,690

Hain Celestial Group                                                                              8,300  (a)             163,676

International Multifoods                                                                          5,000                  108,850

J & J Snack Foods                                                                                 2,000  (a)              44,280

Libbey                                                                                            4,200                  131,880

Nash Finch                                                                                        3,000                   69,150

Nature's Sunshine Products                                                                        3,900                   45,045

Performance Food Group                                                                           10,300  (a)             302,717

Ralcorp Holdings                                                                                  7,600  (a)             148,200

Smithfield Foods                                                                                 29,000  (a)             610,450

Triarc Cos., Cl.A                                                                                 5,500  (a)             127,050

United Natural Foods                                                                              4,900  (a)             101,430

WD-40                                                                                             3,900                   87,828

                                                                                                                       2,903,169



COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--8.1%

American States Water                                                                             2,500                   83,500

Atmos Energy                                                                                     10,000                  215,500

Atwood Oceanics                                                                                   3,500  (a)             106,785

Cabot Oil & Gas, Cl. A                                                                            7,800                  187,980

Cal Dive International                                                                            8,200  (a)             171,298

Carbo Ceramics                                                                                    3,700                  134,606

Cascade Natural Gas                                                                               2,900                   58,580

Dril-Quip                                                                                         4,200  (a)              71,652

Energen                                                                                           7,500                  183,750

Evergreen Resources                                                                               4,700  (a)             187,718

Key Production                                                                                    3,300  (a)              51,480

Laclede Gas                                                                                       4,600                  104,880

NUI                                                                                               3,700                   75,295

New Jersey Resources                                                                              4,300                  193,500

Newfield Exploration                                                                             11,300  (a)             393,353

Northwest Natural Gas                                                                             6,400                  152,960

NorthWestern                                                                                      6,000                  115,500

Nuevo Energy                                                                                      4,200  (a)              59,220

Oceaneering International                                                                         5,800  (a)             113,100

Patina Oil & Gas                                                                                  5,400                  145,530

Philadelphia Suburban                                                                            13,526                  385,491

Piedmont Natural Gas                                                                              7,800                  248,040

Plains Resources                                                                                  4,200  (a)             114,660

Pogo Producing                                                                                   13,400                  366,088

Prima Energy                                                                                      3,200  (a)              77,792

Remington Oil & Gas                                                                               5,500  (a)              94,600

St. Mary Land Exploration                                                                         7,000                  143,290

Seitel                                                                                            6,400  (a)              87,040

Southern Union                                                                                   13,705  (a)             261,491

Southwest Gas                                                                                     8,000                  164,800

Southwestern Energy                                                                               6,300  (a)              74,340

Stone Energy                                                                                      6,500  (a)             257,075

Swift Energy                                                                                      6,100  (a)             144,265

Tom Brown                                                                                        10,000  (a)             233,500

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

UGI                                                                                               6,700                  193,630

Unit                                                                                              9,400  (a)             102,930

Veritas DGC                                                                                       7,700  (a)             118,272

Vintage Petroleum                                                                                15,600                  272,844

XTO Energy                                                                                       30,625                  551,250

                                                                                                                       6,697,585

HEALTH CARE--13.0%

Accredo Health                                                                                    6,450  (a)             220,074

Advanced Tissue Sciences                                                                         15,800  (a)              70,942

AdvancePCS                                                                                       10,400  (a)             632,008

Alpharma, Cl. A                                                                                  10,050                  278,385

Analogic                                                                                          3,200                  118,400

ArQule                                                                                            4,500  (a)              41,400

ArthroCare                                                                                        5,400  (a)             106,650

Bio-Technology General                                                                           13,700  (a)              97,955

CONMED                                                                                            6,200  (a)             104,594

Cephalon                                                                                         12,400  (a)             781,820

Cooper Cos.                                                                                       3,900                  187,200

Coventry Health Care                                                                             15,900  (a)             340,896

CryoLife                                                                                          4,550  (a)             149,240

Curative Health Services                                                                          1,500  (a)              20,865

Cygnus                                                                                            8,000  (a)              40,000

Datascope                                                                                         3,800                  127,262

Diagnostic Products                                                                               7,100                  313,110

Enzo Biochem                                                                                      6,287  (a)             129,009

Haemonetics                                                                                       6,300  (a)             240,030

Hologic                                                                                           2,900  (a)              25,810

Hooper Holmes                                                                                    16,200                  110,970

IDEXX Laboratories                                                                                8,000  (a)             201,600

IMPATH                                                                                            3,900  (a)             143,793

INAMED                                                                                            5,400  (a)             102,870

Invacare                                                                                          7,700                  257,950

MGI Pharma                                                                                        4,800  (a)              60,528

Medicis Pharmaceutical, Cl. A                                                                     7,800  (a)             449,982

Mentor                                                                                            6,000                  167,520

Mid Atlantic Medical Services                                                                    11,600  (a)             215,180

NBTY                                                                                             16,800  (a)             143,304


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Noven Pharmaceuticals                                                                             5,700  (a)             122,208

Organogenesis                                                                                     7,400  (a)              28,712

Orthodontic Centers of America                                                                   12,300  (a)             310,329

Osteotech                                                                                         3,500  (a)              12,250

Owens & Minor                                                                                     8,600                  151,446

Pediatrix Medical Group                                                                           6,100  (a)             177,144

PolyMedica                                                                                        3,500  (a)              57,750

Priority Healthcare, Cl. B                                                                       11,218  (a)             324,088

Province Healthcare                                                                               7,600  (a)             209,380

Regeneron Pharmaceuticals                                                                        10,600  (a)             234,260

Renal Care Group                                                                                 12,000  (a)             376,800

ResMed                                                                                            7,900  (a)             440,820

Respironics                                                                                       7,400  (a)             249,232

Sierra Health Services                                                                            6,500  (a)              48,100

Sola International                                                                                6,300  (a)             100,674

Spacelabs Medical                                                                                 2,100  (a)              23,205

Sybron Dental Specialties                                                                         9,300  (a)             190,650

Syncor International                                                                              6,300  (a)             182,700

Techne                                                                                           10,500  (a)             316,470

Theragenics                                                                                       7,500  (a)              66,750

Universal Health Services, Cl. B                                                                 15,000  (a)             605,850

Varian Medical Systems                                                                            8,500  (a)             570,350

Vital Signs                                                                                       3,600                   97,380

                                                                                                                      10,775,895

INTEREST SENSITIVE--11.0%

American Financial Holdings                                                                       5,600                  142,128

Anchor Bancorp Wisconsin                                                                          6,000                   94,500

Cash America International                                                                        5,800                   46,400

Chittenden                                                                                        7,850                  194,209

Colonial Properties Trust                                                                         5,300                  158,205

Commerce Bancorp                                                                                  8,114                  592,322

Commercial Federal                                                                               12,600                  314,496

Community First Bankshares                                                                       10,300                  247,406

Cullen/Frost Bankers                                                                             13,000                  350,480

Delphi Financial Group, Cl. A                                                                     5,153                  156,651

Dime Community Bancshares                                                                         4,300                  104,275

Downey Financial                                                                                  6,980                  245,277

                                                                                                                       The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

East West Bancorp                                                                                 5,800                  131,022

Financial Federal                                                                                 4,000  (a)             100,000

First American Financial                                                                         16,600                  276,390

First Bancorp                                                                                     6,600                  181,302

First Midwest Bancorp                                                                            10,200                  340,884

First Republic Bank                                                                               3,200  (a)              64,480

FirstFed Financial                                                                                4,500  (a)             100,080

Fremont General                                                                                  17,800                   89,178

GBC Bancorp                                                                                       2,900                   80,678

Hilb, Rogal & Hamilton                                                                            3,300                  191,169

Hudson United Bancorp                                                                            11,680                  303,563

Jefferies Group                                                                                   6,100                  202,337

Kilroy Realty                                                                                     6,500                  152,165

LandAmerica Financial Group                                                                       4,600                  120,474

MAF Bancorp                                                                                       5,500                  154,000

Mutual Risk Management                                                                           10,900                   99,735

Philadelphia Consolidated Holding                                                                 4,500  (a)             176,355

Provident Bankshares                                                                              6,524                  143,658

RLI                                                                                               2,500                  100,625

Raymond James Financial                                                                          12,000                  350,760

Riggs National                                                                                    6,600                   93,390

SCPIE Holdings                                                                                    2,400                   37,176

Selective Insurance Group                                                                         6,100                  131,028

Shurgard Storage Centers, Cl. A                                                                   7,400                  222,444

South Financial Group                                                                            10,500                  167,475

Southwest Bancorporation of Texas                                                                 8,200  (a)             235,258

Southwest Securities Group                                                                        4,071                   71,243

Staten Island Bancorp                                                                             8,400                  243,096

Sterling Bancshares                                                                              10,500                  125,055

Stewart Information Services                                                                      4,100  (a)              78,310

Susquehanna Bancshares                                                                            9,500                  200,925

Trenwick Group                                                                                   10,500                   81,480

Trustco Bank                                                                                     17,844                  212,702

Tucker Anthony Sutro                                                                              6,000                  143,760

UCBH Holdings                                                                                     4,600                  133,400

United Bankshares                                                                                10,300                  280,160

Washington Federal                                                                               14,840                  336,126



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Whitney Holding                                                                                   6,400                  251,264

Zenith National Insurance                                                                         4,400                  112,684

                                                                                                                       9,162,180

INTERNET--.1%

ePresence                                                                                         5,100  (a)              15,147

Verity                                                                                            9,700  (a)             103,014

                                                                                                                         118,161

PRODUCER GOODS & SERVICES--18.4%

A.M. Castle                                                                                       3,200                   26,304

A.O. Smith                                                                                        5,550                   87,690

AAR                                                                                               7,150                   54,340

APW                                                                                              10,365  (a)              27,882

ATMI                                                                                              7,000  (a)             133,420

Alliant Techsystems                                                                               5,250  (a)             458,115

Amcast Industrial                                                                                 1,900                   10,203

Applied Industrial Technology                                                                     5,000                   82,750

AptarGroup                                                                                        8,900                  267,890

Arch Chemicals                                                                                    5,500                  109,945

Arkansas Best                                                                                     5,100  (a)             119,952

Arnold Industries                                                                                 6,000                  129,720

Astec Industries                                                                                  4,600  (a)              58,880

BE Aerospace                                                                                      8,000  (a)              64,960

Baldor Electric                                                                                   8,533                  162,298

Barnes Group                                                                                      4,700                   94,752

Belden                                                                                            5,900                  118,059

Brady, Cl. A                                                                                      5,700                  180,177

Briggs & Stratton                                                                                 5,300                  199,068

Brooks Automation                                                                                 4,200  (a)             135,576

Brush Wellman                                                                                     4,100                   42,025

Buckeye Technologies                                                                              8,000  (a)              70,800

Building Materials Holding                                                                        3,100  (a)              37,200

Butler Manufacturing                                                                              1,400                   32,620

C&D Technologies                                                                                  6,400                  132,608

CLARCOR                                                                                           6,050                  148,830

CUNO                                                                                              3,900  (a)             101,166

Cable Design Technologies                                                                        10,825  (a)             138,343

Cambrex                                                                                           6,300                  233,100

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Caraustar Industries                                                                              7,000                   54,600

Century Aluminum                                                                                  5,400                   52,650

Champion Enterprises                                                                             11,500  (a)             101,315

ChemFirst                                                                                         3,500                   71,470

Chesapeake                                                                                        3,900                  110,448

Cleveland-Cliffs                                                                                  2,400                   39,120

Commercial Metals                                                                                 3,300                   99,825

Commonweath Industries                                                                            3,500                   18,900

Cymer                                                                                             7,600  (a)             158,840

D. R. Horton                                                                                     19,064                  426,080

Deltic Timber                                                                                     3,200                   84,800

Elcor                                                                                             4,600                  107,870

Florida Rock Industries                                                                           6,850                  193,170

Flow International                                                                                3,300  (a)              32,307

Forward Air                                                                                       5,200  (a)             136,916

Foster Wheeler                                                                                   10,800                   54,540

Gardner Denver Machinery                                                                          3,700  (a)              76,405

GenCorp                                                                                          10,700                  127,330

Georgia Gulf                                                                                      7,800                  138,606

Graco                                                                                             7,600                  247,000

Heartland Express                                                                                 7,775  (a)             182,712

Helix Technology                                                                                  5,600                  108,528

Hughes Supply                                                                                     6,000                  141,720

IDEX                                                                                              7,600                  221,160

IMCO Recycling                                                                                    3,900                   24,609

Insituform Technologies, Cl. A                                                                    6,500  (a)             124,540

Intermet                                                                                          5,600                   16,800

Ionics                                                                                            4,400  (a)             103,400

JLG Industries                                                                                   10,500                  103,950

Kaman, Cl. A                                                                                      6,000                   81,180

Kansas City Southern Industries                                                                  14,500  (a)             181,250

Kirby                                                                                             5,800  (a)             149,060

Landstar Systems                                                                                  2,100  (a)             150,507

Lawson Products                                                                                   2,300                   56,695

Lennox International                                                                             14,200                  127,374

Lindsay Manufacturing                                                                             2,800                   51,632


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Lone Star Technologies                                                                            6,000  (a)              98,640

Lydall                                                                                            4,200  (a)              36,120

M.D.C. Holdings                                                                                   6,240                  166,421

MacDermid                                                                                         7,900                  107,598

Manitowoc                                                                                         5,975                  164,313

Massey Energy                                                                                    18,600                  381,300

Material Sciences                                                                                 3,100  (a)              30,504

Milacron                                                                                          8,300                   98,438

Mississippi Chemical                                                                              4,800  (a)              10,464

Mueller Industries                                                                                8,400  (a)             243,180

Myers Industries                                                                                  5,875                   75,905

NVR                                                                                               2,100  (a)             332,430

OM Group                                                                                          6,100                  369,355

Offshore Logistics                                                                                5,500  (a)             109,725

Omnova Solutions                                                                                  9,800                   59,094

Orbital Sciences                                                                                  8,200  (a)              14,514

Penford                                                                                           1,600                   17,104

PolyOne                                                                                          23,500                  200,925

Pope & Talbot                                                                                     3,600                   46,800

Quaker Chemical                                                                                   2,500                   46,475

Quanex                                                                                            3,500                   90,825

RTI International Metals                                                                          5,400  (a)              53,190

Regal Beloit                                                                                      5,200                   92,560

Reliance Steel & Aluminum                                                                         7,600                  175,940

Roadway Express                                                                                   4,700                  128,075

Robins & Myers                                                                                    2,800                   76,720

Ryerson Tull                                                                                      6,500                   74,750

Ryland Group                                                                                      3,500                  187,250

SLI                                                                                               7,700                   19,250

SPS Technologies                                                                                  3,300  (a)              98,670

Schweitzer-Mauduit International                                                                  3,900                   93,405

Scotts, Cl. A                                                                                     7,000  (a)             282,170

Seacor Smit                                                                                       4,950  (a)             196,218

Shaw Group                                                                                       10,100  (a)             277,750

Simpson Manufacturing                                                                             3,000  (a)             154,200

Skyline                                                                                           2,200                   55,880

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Standard Motor Products                                                                           3,500                   40,460

Standard Pacific                                                                                  7,900                  144,175

Steel Dynamics                                                                                   11,100  (a)             115,440

Steel Technologies                                                                                2,200                   16,654

Stillwater Mining                                                                                 9,600  (a)             149,664

SurModics                                                                                         4,400  (a)             157,476

TETRA Technologies                                                                                3,500  (a)              59,570

Texas Industries                                                                                  5,300                  159,530

Thomas Industries                                                                                 3,950                   91,759

Timken                                                                                           14,800                  199,356

Titan International                                                                               4,300                   21,543

Toll Brothers                                                                                     9,400  (a)             292,904

Tredegar                                                                                          9,500                  168,625

Triumph Group                                                                                     4,000  (a)             102,760

USFreightways                                                                                     6,600                  205,326

United Stationers                                                                                 8,600  (a)             241,230

Universal Forest Products                                                                         5,100                   86,649

Valmont Industries                                                                                6,100                   95,892

Watsco                                                                                            6,600                   85,734

Watts Industries, Cl. A                                                                           6,600                   91,410

Werner Enterprises                                                                               11,750                  254,388

Woodward Governor                                                                                 3,000                  141,480

Yellow                                                                                            5,800  (a)             127,600

                                                                                                                      15,331,765

SERVICES--9.3%

ABM Industries                                                                                    6,100                  166,530

ADVO                                                                                              5,200  (a)             187,564

Aaron Rents                                                                                       5,000                   87,250

Administaff                                                                                       7,100  (a)             159,679

American Management Systems                                                                      10,550  (a)             139,049

Analysts International                                                                            5,800                   15,660

Arbitron                                                                                          7,500  (a)             202,500

Armor Holdings                                                                                    5,800  (a)             140,824

Audiovox, Cl. A                                                                                   5,100  (a)              39,015

BARRA                                                                                             5,600  (a)             259,000

Boston Communications Group                                                                       3,900  (a)              36,075

Bowne & Co.                                                                                       8,700                   90,915



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

CDI                                                                                               4,800  (a)              84,480

Central Parking                                                                                   8,610                  130,872

Chemed                                                                                            2,500                   70,875

Ciber                                                                                            14,300  (a)              95,810

Computer Task Group                                                                               4,500  (a)              12,375

Consolidated Graphics                                                                             3,300  (a)              54,120

Copart                                                                                           14,000  (a)             410,900

Corinthian Colleges                                                                               5,400  (a)             197,262

F.Y.I.                                                                                            4,300  (a)             154,585

4Kids Entertainment                                                                               3,100  (a)              65,100

FactSet Research Systems                                                                          8,500                  210,375

Fair Isaac & Co.                                                                                  5,750                  273,412

Franklin Covey                                                                                    4,300  (a)              15,222

G & K Services, Cl. A                                                                             5,400                  149,094

Global Payments                                                                                   8,820                  264,159

Hall, Kinion & Associates                                                                         2,800  (a)              14,252

Heidrick & Struggles International                                                                4,800  (a)              72,768

Information Holdings                                                                              5,500  (a)             120,505

Information Resources                                                                             6,800  (a)              49,300

Insurance Auto Auction                                                                            3,200  (a)              46,464

ITT Educational Services                                                                          6,000  (a)             228,360

John H. Harland                                                                                   7,500                  145,275

Kroll                                                                                             5,600  (a)              89,600

Labor Ready                                                                                      11,650  (a)              41,474

MAXIMUS                                                                                           5,400  (a)             222,048

MemberWorks                                                                                       3,700  (a)              33,300

Metro One Telecommunications                                                                      5,800  (a)             174,870

Midas                                                                                             3,500                   35,875

Mobile Mini                                                                                       3,700  (a)             115,366

National Data                                                                                     8,300  (a)             292,160

New England Business Service                                                                      3,300                   57,651

On Assignment                                                                                     5,600  (a)              90,776

PAREXEL International                                                                             5,900  (a)              88,087

Paxar                                                                                            10,625  (a)             117,406

Pegasus Systems                                                                                   6,200  (a)              63,550

Penton Media                                                                                      7,000                   48,650

Pharmaceutical Product Development                                                               12,900  (a)             344,043

                                                                                                                    The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Pre-Paid Legal Services                                                                           5,100  (a)              77,775

Profit Recovery Group International                                                              11,850  (a)              81,765

QRS                                                                                               3,700  (a)              35,890

Regis                                                                                            10,500                  223,230

RehabCare Group                                                                                   4,100  (a)             104,140

Spherion                                                                                         14,800  (a)             106,560

Standard Register                                                                                 6,700                  108,473

Standex International                                                                             2,800                   60,956

StarTek                                                                                           3,500  (a)              59,010

Teledyne Technologies                                                                             7,800  (a)             118,326

Tetra Tech                                                                                       10,025  (a)             259,447

Thomas Nelson                                                                                     3,800                   32,110

URS                                                                                               4,300  (a)              96,320

US Oncology                                                                                      24,000  (a)             126,000

Volt Information Sciences                                                                         3,600  (a)              41,580

                                                                                                                       7,736,064

TECHNOLOGY--15.8%

AXTI                                                                                              5,800  (a)              63,336

Actel                                                                                             5,900  (a)             109,445

Adaptec                                                                                          24,500  (a)             295,225

Advanced Energy Industries                                                                        7,500  (a)             150,675

Aeroflex                                                                                         15,000  (a)             220,050

Allen Telecom                                                                                     7,600  (a)              57,000

Alliance Semiconductor                                                                           10,400  (a)              85,800

Alpha Industries                                                                                 10,800  (a)             251,424

Anixter International                                                                             9,600  (a)             238,080

Artesyn Technologies                                                                              8,500  (a)              61,285

Aspect Communications                                                                            10,800  (a)              24,192

Aspen Technology                                                                                  7,200  (a)              95,400

AstroPower                                                                                        3,700  (a)             142,487

Auspex Systems                                                                                    8,800  (a)              15,840

Avant                                                                                             9,700  (a)              98,067

Avid Technology                                                                                   6,800  (a)              61,064

Aware                                                                                             5,000  (a)              23,100

Axcelis Technologies                                                                             23,600  (a)             309,396

BEI Technologies                                                                                  4,400                   70,840

BMC Industries                                                                                    6,200                   12,400



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Bel Fuse, Cl. B                                                                                   2,500                   50,875

Bell Microproducts                                                                                3,800  (a)              34,010

Benchmark Electronics                                                                             5,000  (a)              85,250

Black Box                                                                                         5,100  (a)             229,653

Brightpoint                                                                                      15,800  (a)              58,144

Brooktrout Technology                                                                             2,300  (a)               8,947

C-COR.net                                                                                         8,000  (a)              54,800

CACI International, Cl. A                                                                         3,100  (a)             192,851

CTS                                                                                               7,000                  113,050

Captaris                                                                                          6,300  (a)              13,041

Carreker                                                                                          6,200  (a)              24,614

Catapult Communications                                                                           3,400  (a)              77,010

Cerner                                                                                            8,900  (a)             478,375

Checkpoint Systems                                                                                7,800  (a)              81,588

Cognex                                                                                           10,700  (a)             203,086

Coherent                                                                                          7,100  (a)             188,150

Cohu                                                                                              5,300                   92,485

Concord                                                                                           4,200  (a)              61,530

DMC Stratex Networks                                                                             16,200  (a)              88,290

Davox                                                                                             3,000  (a)              26,580

Dendrite International                                                                           10,200  (a)             101,184

Digi International                                                                                3,800  (a)              17,214

Dionex                                                                                            5,750  (a)             138,000

DuPont Photomasks                                                                                 4,400  (a)             158,576

ESS Technology                                                                                   10,900  (a)             139,847

Elantec Semiconductor                                                                             5,600  (a)             183,064

Electro Scientific Industries                                                                     7,000  (a)             164,990

Electroglas                                                                                       4,500  (a)              56,385

Esterline Technologies                                                                            5,500  (a)              74,360

Exar                                                                                              9,800  (a)             220,892

FileNet                                                                                           8,800  (a)             128,216

General Semiconductor                                                                             9,600  (a)             101,760

Gerber Scientific                                                                                 6,200                   68,138

Griffon                                                                                           8,250  (a)              95,287

HNC Software                                                                                      8,600  (a)             148,780

Harmonic                                                                                         12,200  (a)              98,454

Hutchinson Technology                                                                             5,800  (a)             105,444

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Hyperion Solutions                                                                                8,275  (a)             124,125

Input/Output                                                                                     13,000  (a)             104,650

Inter-Tel                                                                                         6,300                   95,634

Intermagnetics General                                                                            3,817  (a)             110,044

InterVoice                                                                                        8,300  (a)             103,418

Itron                                                                                             4,100  (a)             115,046

Keithley Instruments                                                                              4,800                   80,064

Kopin                                                                                            15,600  (a)             196,404

Kronos                                                                                            3,400  (a)             195,126

Kulicke & Soffa Industries                                                                       11,200  (a)             169,904

MICROS Systems                                                                                    4,200  (a)              90,678

MRO Software                                                                                      5,200  (a)              68,640

MagneTek                                                                                          5,600  (a)              48,440

MapInfo                                                                                           3,600  (a)              32,652

Meade Instruments                                                                                 3,800  (a)              18,392

Mercury Computer Systems                                                                          5,600  (a)             264,096

Methode Electronics, Cl. A                                                                        9,300                   67,425

Microsemi                                                                                         7,100  (a)             248,500

Midway Games                                                                                      9,717  (a)             154,695

NYFIX                                                                                             7,700  (a)             137,060

Network Equipment Technologies                                                                    4,700  (a)              11,703

PC-Tel                                                                                            5,500  (a)              41,910

Park Electrochemical                                                                              4,650                  103,928

Pericom Semiconductor                                                                             6,500  (a)              87,425

Phoenix Technologies                                                                              6,400  (a)              58,560

Photon Dynamics                                                                                   3,100  (a)              82,150

Photronics                                                                                        7,500  (a)             186,150

Pinnacle Systems                                                                                 10,750  (a)              46,333

Pioneer-Standard Electronics                                                                      6,800                   60,452

Power Integrations                                                                                7,000  (a)             161,070

Progress Software                                                                                 9,300  (a)             137,547

Proxim                                                                                            6,100  (a)              41,297

Radiant Systems                                                                                   6,600  (a)              43,626

Radisys                                                                                           4,500  (a)              61,965

Rainbow Technologies                                                                              5,600  (a)              22,456

Read-Rite                                                                                        30,000  (a)             149,400

Rogers                                                                                            3,900  (a)             129,285


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Roper Industries                                                                                  7,700                  326,480

Roxio                                                                                             4,000  (a)              51,320

SBS Technologies                                                                                  4,100  (a)              62,935

SCM Microsystems                                                                                  4,300  (a)              34,830

SPSS                                                                                              3,800  (a)              65,512

Standard Microsystems                                                                             3,500  (a)              35,000

Stratos Lightwave                                                                                13,521  (a)              55,436

Supertex                                                                                          2,900  (a)              45,501

Symmetricom                                                                                       6,950  (a)              38,920

Systems & Computer Technology                                                                     8,600  (a)             105,350

THQ                                                                                               5,500  (a)             273,900

Take-Two Interactive Software                                                                     9,300  (a)             129,549

Technitrol                                                                                        8,500                  211,480

Therma-Wave                                                                                       6,100  (a)              74,237

Three-Five Systems                                                                                5,249  (a)              81,412

Trimble Navigation                                                                                6,800  (a)             119,680

Ultratech Stepper                                                                                 5,800  (a)              78,010

Valence Technology                                                                                9,100  (a)              33,215

Varian Semiconductor Equipment Associates                                                         7,800  (a)             234,312

ViaSat                                                                                            5,900  (a)              87,379

Vicor                                                                                            10,500  (a)             161,805

Visual Networks                                                                                   6,300  (a)              11,844

X-Rite                                                                                            6,700                   47,101

Zebra Technologies, Cl. A                                                                         8,100  (a)             373,167

ZixIt                                                                                             3,400  (a)              28,458

                                                                                                                      13,165,109

UTILITIES--1.5%

Avista                                                                                           11,700                  140,283

CH Energy Group                                                                                   4,000                  159,880

El Paso Electric                                                                                 12,800  (a)             174,080

General Communication Cl. A                                                                      12,500  (a)             145,250

Green Mountain Power                                                                              1,200                   19,704

RGS Energy Group                                                                                  8,600                  329,810

UIL Holdings                                                                                      3,500                  172,725

UniSource Energy                                                                                  8,700                  137,112

                                                                                                                       1,278,844

TOTAL COMMON STOCKS

   (cost $84,376,517)                                                                                                 82,545,211

                                                                                                                    The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--1.1%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--.9%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  2.58%, dated 10/31/2001, due 11/1/2001 in the

  amount of $750,054 (fully collateralized by $725,000

  Federal Home Loan Bank Bonds,

   5.25%, 2/13/2004, value $768,332)                                                            750,000                  750,000

U.S. TREASURY BILLS--.2%

2.21%, 1/17/2002                                                                                150,000                  149,437

TOTAL SHORT-TERM INVESTMENTS

   (cost $899,290)                                                                                                       899,437
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $85,275,807)                                                             100.3%               83,444,648

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.3%)                (263,085)

NET ASSETS                                                                                       100.0%               83,181,563

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2001

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of

   Investments--Note 1(b)                              85,275,807   83,444,648

Cash                                                                   313,253

Receivable for investment securities sold                              450,887

Receivable for shares of Common Stock subscribed                       193,563

Dividends and interest receivable                                       26,832

                                                                    84,429,183
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           33,524

Payable for investment securities purchased                          1,154,469

Payable for shares of Common Stock redeemed                             59,627

                                                                     1,247,620
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      83,181,563
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     85,921,357

Accumulated undistributed investment income--net                       137,444

Accumulated net realized gain (loss) on investments                 (1,046,079)

Accumulated net unrealized appreciation
  (depreciation) on investments--Note 4(b)                          (1,831,159)
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      83,181,563
-------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      6,408,364

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)  12.98

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

Year Ended October 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $254 foreign taxes withheld at source)          487,512

Interest                                                                33,018

TOTAL INCOME                                                           520,530

EXPENSES:

Management fee--Note 3(a)                                              164,457

Shareholder servicing costs--Note 3(b)                                 164,457

Interest expense--Note 2                                                 3,144

Loan commitment fees--Note 2                                               889

TOTAL EXPENSES                                                         332,947

INVESTMENT INCOME--NET                                                 187,583
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              (513,662)

Net realized gain (loss) on financial futures                        (117,323)

NET REALIZED GAIN (LOSS)                                             (630,985)

Net unrealized appreciation (depreciation) on investments          (5,028,057)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (5,659,042)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (5,471,459)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                               ---------------------------------
                                                     2001                2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            187,583              105,476

Net realized gain (loss) on investments          (630,985)           5,636,342

Net unrealized appreciation
   (depreciation) on investments               (5,028,057)           4,077,424

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (5,471,459)           9,819,242
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                          (115,756)            (115,972)

Net realized gain on investments              (5,633,468)          (1,719,282)

TOTAL DIVIDENDS                               (5,749,224)          (1,835,254)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  76,742,569          29,554,243

Dividends reinvested                            5,616,466           1,783,974

Cost of shares redeemed                       (47,623,633)        (15,684,621)

Redemption fee                                     38,661                --

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             34,774,063          15,653,596

TOTAL INCREASE (DECREASE) IN NET ASSETS        23,553,380          23,637,584
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            59,628,183           35,990,599

END OF PERIOD                                  83,181,563           59,628,183

Undistributed investment income--net              137,444              65,617
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     5,560,553           2,033,800

Shares issued for dividends reinvested            416,343             136,599

Shares redeemed                               (3,417,023)          (1,084,404)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   2,559,873            1,085,995

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                      Year Ended October 31,
                                                                 -------------------------------------------------------------------
                                                                 2001           2000           1999           1998       1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.49          13.03          12.16          13.90         12.50

Investment Operations:

Investment income--net                                            .04(b)         .03(b)         .04(b)         .04           .02

Net realized and unrealized

   gain (loss) on investments                                   (1.06)          3.06           1.38          (1.60)         1.38

Total from Investment Operations                                (1.02)          3.09           1.42          (1.56)         1.40

Distributions:

Dividends from investment income--net                            (.03)          (.04)          (.05)          (.02)           --

Dividends from net realized
   gain on investments                                          (1.46)          (.59)          (.50)          (.16)           --

Total Distributions                                             (1.49)          (.63)          (.55)          (.18)           --

         Redemption fee added to paid-in capital                  .00(c)          --             --             --            --

Net asset value, end of period                                  12.98          15.49          13.03          12.16         13.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                (6.95)         24.64          11.86         (11.38)        11.20(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                          .50            .50            .50            .50           .17(d)

Ratio of interest expense and loan
   commitment fees to average net assets                          .01            .01            .01             --            --

Ratio of net investment income

   to average net assets                                          .28            .21            .34            .35           .13(d)

Portfolio Turnover Rate                                         42.01          36.89          41.97          25.14         10.59(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          83,182         59,628         35,991         24,325        18,081

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor' s Small Cap 600 Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2001, was approximately $52,100 with a related weighted average annualized interest rate of 6.04%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company's Emeritus Program Guidelines,
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2001, the fund was charged an aggregate of $164,457 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund' s exchange privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2001, amounted to $56,312,920 and $27,628,721, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading.

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At October 31, 2001, there were no financial futures contracts outstanding.

(b) At October 31, 2001, accumulated net unrealized depreciation on investments was $1,831,159, consisting of $10,154,676 gross unrealized appreciation and $11,985,835 gross unrealized depreciation.

At October 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                                        The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus Small Cap Stock Index Fun

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus Small Cap Stock Index Fund (the "Fund") (one of the Series constituting Dreyfus Index Funds, Inc.), as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                     PricewaterhouseCoopers LLP

New York, New York
December 7, 2001


IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes the fund hereby designates $1.0080 per share as a long-term capital gain distribution of $1.4900 per share paid on December 13, 2000.

The fund also designates 19.86% of the ordinary dividends paid during the fiscal year ended October 31, 2001 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2002 of the percentage applicable to the preparation of their 2001 income tax returns.

                                                                        The Fund

NOTES

                   For More Information

                        Dreyfus Small Cap Stock
                        Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to
info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  077AR1001



================================================================================


Dreyfus International
Stock Index Fund


ANNUAL REPORT
October 31, 2001






The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            30   Statement of Financial Futures

                            31   Statement of Assets and Liabilities

                            32   Statement of Operations

                            33   Statement of Changes in Net Assets

                            34   Financial Highlights

                            35   Notes to Financial Statements

                            42   Report of Independent Accountants

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus International
                                                               Stock Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus International Stock Index Fund covers the period from November 1, 2000 through October 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Susan Ellison.

It is impossible to discuss the economic and market events of the reporting period without addressing the devastating terrorist attacks of September 11, 2001. On behalf of The Dreyfus Corporation, I would like to extend heartfelt sympathies to all who have been touched by these tragedies and assure you that we continue to support the relief efforts.

Even before September 11, a slowing economy and a return to more normal valuations had taken their toll on stocks that had previously risen too high, too fast. After the attacks, the investment environment became even more volatile. Recent events may have prolonged existing economic weakness, but we believe that the U.S. may begin to see economic recovery in the months ahead. In the meantime, there is little doubt that the investment environment will continue to be challenging.

Given the current market environment, now might be a good time to ensure that your investments are appropriately allocated and diversified for the long term. We encourage you to contact your financial advisor for information about ways to refine your investment strategies. For additional market perspectives, please visit the Market Commentary section at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2001




DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2001, the fund produced a total return of -25.25% .(1) In comparison, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index ("MSCI EAFE Free Index"), the fund's benchmark, achieved a total return of -24.93% for the same period.(2)

The fund's relative and absolute performance was the result of a combination of difficult economic and market conditions around the world. These factors included slowing growth in the United States and Europe and also a recession in Japan. There was also a spillover effect negatively influencing international markets from the terrorist attacks on September 11 in the United States.

What is the fund's investment approach?

In managing an index fund, our goal is to match the risk and return characteristics of our benchmark. The MSCI EAFE Free Index is a broadly diversified, international index composed of approximately 900 stocks that trade in 21 major markets outside the United States, including Great Britain, Germany, France, Japan, Hong Kong, Singapore, Australia and New Zealand. Weighted by market capitalization (the total value of all shares outstanding in a country's stock market) , approximately 72% of the Index's total value is represented by its top five countries, which currently are Great Britain, Japan, France, Germany and Switzerland. The MSCI EAFE Free Index is diversified among industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the fund attempts to match the MSCI EAFE Free Index' s return, not to duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

country, the fund invests in proportion to each country's weighting in the MSCI EAFE Free Index. That means if the British market comprises 23% of the Index, then approximately 23% of the fund's assets will be invested in Britain. In addition, the fund's industry allocation also matches that of the MSCI EAFE Free Index, in the proper proportion. For example, if a certain percentage of the market value in the Japanese subindex is comprised of financial services firms, that same approximate percentage of the investment in the Japanese market will also be invested in that sector. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country's index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund's currency profile matches the currency makeup of the MSCI EAFE Free Index.

What other factors influenced the fund's performance?

Poor global stock market performance significantly affected the fund' s performance. Weakness in U.S. markets, particularly in the technology and telecommunications sectors, spilled over to international markets and intensified following the terrorist attacks on September 11. Japan, the market in which the MSCI EAFE Free Index holds the second largest percentage of its investments, remained mired in recession. Europe faced a less severe slowdown, but inflation concerns held central bankers back from the needed stimulus of interest-rate cuts. In addition, U.S. dollar strength made poor international stock performance look even worse: dollar strength eroded the value of international investments for U.S. residents when the investment was translated back into dollars.

Of the 21 markets tracked by the MSCI EAFE Free Index, only one, New Zealand (the MSCI EAFE Free Index's smallest market), showed a positive return for the reporting period. Every other national index posted negative returns. Among the most dramatic individual market movements during the reporting period were Finland, Sweden and Singapore, which all declined.


The fund and its performance may also be affected by changes in index composition. In order to continue to represent accurately the markets it covers, the MSCI EAFE Free Index is periodically restructured. Such changes were made to the MSCI EAFE Free Index in November 2000, May 2001 and August 2001. Changes in index composition generally require a rebalancing of fund holdings, which can create transaction costs and affect fund returns. During the reporting period, the fund accomplished the purchases and sales needed to rebalance at minimal cost, avoiding the negative impact on fund performance often associated with such rebalancing.

What is the fund's current strategy?

To provide broad exposure to the international stock markets, we plan to continue to follow our strategy of remaining fully invested in a way that mirrors the risk/return characteristics of the MSCI EAFE Free Index.

November 15, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL -- REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE COUNTRY LEVEL.

                                                             The Fund

Comparison of change in value of $10,000 investment in Dreyfus International Stock Index Fund and the Morgan Stanley Capital International Europe, Australasia, Far East Free Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/01


                                                                                Inception                                From
                                                                                  Date               1 Year            Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                             6/30/97            (25.25)%            (3.13)%

((+))  SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS INTERNATIONAL STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST FREE INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED AND REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE SECURITY OR COUNTRY LEVEL. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 2001

COMMON STOCKS--96.6%                                                                              Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--3.0%

AMP                                                                                               11,957                 108,905

Amcor                                                                                              8,933                  29,705

Aristocrat Leisure                                                                                 4,150                  13,716

Australian Gas Light                                                                               2,644                  11,847

BHP Billiton                                                                                      37,462                 168,807

Boral                                                                                             13,500                  22,276

Brambles Industries                                                                                9,729                  53,472

CSL                                                                                                1,500                  38,086

CSR                                                                                               11,900                  37,890

Coca-Cola Amatil                                                                                  10,608                  26,866

Coles Myer                                                                                        14,084                  54,083

Commonwealth Bank of Australia                                                                    12,736                 191,512

Computershare                                                                                      3,800                   9,647

David Jones                                                                                       22,500                  12,807

Foster's                                                                                          18,835                  46,009

General Property Trust (Units)                                                                    23,001                  32,730

Iluka Resources                                                                                    4,328                   8,203

Leighton                                                                                           5,300                  26,450

Lend Lease                                                                                         7,074                  39,775

M.I.M.                                                                                            14,926                   7,381

Mayne Nickless                                                                                    14,352                  53,953

Mirvac                                                                                            11,702                  22,715

National Australia Bank                                                                           16,575                 255,680

News                                                                                              19,798                 136,664

Orica                                                                                              5,068                  11,815

QBE Insurance                                                                                      3,678                  12,862

Rio Tinto                                                                                          2,798                  45,191

Santos                                                                                            14,400                  46,213

Sons of Gwalia                                                                                     2,873                  10,287

Southcorp                                                                                          7,524                  27,673

Stockland Trust (Units)                                                                           10,500                  23,450

Suncorp-Metway                                                                                     3,000                  20,279

TABCORP                                                                                            3,600                  18,129

Telstra                                                                                           79,567                 199,543

Transurban                                                                                         7,000  (a)             15,923

WMC                                                                                               11,280                  53,105

Wesfarmers                                                                                         3,039                  45,698

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA (CONTINUED)

Westfield Trust (Units)                                                                           11,430                  20,071

Westpac Banking                                                                                   19,044                 142,222

Woolworths                                                                                        12,671                  72,506

                                                                                                                       2,174,146

AUSTRIA--.2%

Erste Bank der oesterreichischen Sparkassen                                                          300                  13,240

Flughafen Wien                                                                                       700                  16,519

Mayr-Melnhof Karton                                                                                  450                  22,475

OMV                                                                                                  230                  17,402

Oesterreichische Elektrizitaetswirtschafts, Cl. A                                                    445                  29,876

Telekom Austria                                                                                    1,700                  13,092

VA Technologie                                                                                       350                   6,604

Wienerberger                                                                                         700                  10,340

                                                                                                                         129,548

BELGIUM--1.0%

Agfa Gevaert                                                                                       1,450                  14,693

Barco                                                                                                140                   4,111

Bekaert                                                                                              240                   7,255

Colruyt                                                                                              685                  29,306

Compagnie Maritime Belge                                                                             150                   5,337

Delhaize Le Lion                                                                                   1,220                  67,030

Electrabel                                                                                           532                 111,408

Fortis (B)                                                                                         7,322                 172,787

Groupe Bruxelles Lambert                                                                           1,380                  68,363

Interbrew                                                                                          2,000                  51,952

KBC Bankverzekeringsholding                                                                        3,040                  83,513

S.A. D'Ieteren                                                                                        70                   7,969

Solvay                                                                                               950                  51,126

UCB                                                                                                1,600                  60,988

Umicore                                                                                              500                  18,834

                                                                                                                         754,672

DENMARK--1.0%

A/S Dampskibsselskabet Svenborg, Cl. B                                                                8                   71,699

A/S Det Ostasiatiske Kompagni                                                                       900  (a)              20,465

Bang & Olufsen                                                                                    1,000                   18,082

Carlsberg, Cl. B                                                                                    500                   21,287

D/S 1912, Cl. B                                                                                      12                   82,004


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DENMARK (CONTINUED)

Danisco                                                                                             467                   17,284

Danske Bank                                                                                       7,600                  112,604

FLS Industries                                                                                      500                    4,445

Group 4 Falck                                                                                       320                   37,930

ISS                                                                                                 290  (a)              13,679

NKT                                                                                                 500                    6,955

Navision                                                                                            236  (a)               4,567

Novo Nordisk, Cl. B                                                                               3,625                  147,098

Novozymes, Cl. B                                                                                    425                    8,584

TDC                                                                                               2,110                   72,478

Topdanmark                                                                                          400  (a)               9,095

Vestas Wind Systems                                                                               1,300                   40,881

William Demant                                                                                      600  (a)              15,675

                                                                                                                         704,812

FINLAND--2.0%

Amer                                                                                                900                   22,292

Fortum                                                                                            5,900                   27,368

Hartwall                                                                                            500                    9,268

Instrumentarium                                                                                     600                   21,882

Kesko, Cl. B                                                                                      2,500                   20,716

Kone, Cl. B                                                                                         190                   13,006

Metso                                                                                             1,110                   10,498

Nokia                                                                                            49,998                1,046,121

Orion-Yhtyma, Cl. B                                                                                 900                   15,402

Outokumpu                                                                                         1,600                   12,682

Pohjola Group Insurance, Cl. B                                                                    1,200                   22,103

Sampo, Cl. A                                                                                      2,625                   23,643

Sonera                                                                                            8,835                   49,020

TietoEnator                                                                                         650                   14,513

UPM-Kymmene                                                                                       2,690                   86,618

Uponor                                                                                            1,400                   20,428

Wartsila, Cl. B                                                                                     500                    9,052

                                                                                                                       1,424,612

FRANCE--10.5%

Accor                                                                                             1,765                   55,434

Alcatel                                                                                          14,725                  222,417

Aventis                                                                                           8,482                  624,549

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Axa                                                                                              17,714                  387,706

BNP Paribas                                                                                       4,590                  382,001

Bouygues                                                                                          3,300                  101,059

Cap Gemini                                                                                        1,372                   77,235

Carrefour                                                                                         7,329                  375,280

Club Mediterranee                                                                                   150                    4,726

Compagnie de Saint-Gobain                                                                           926                  128,860

Compagnie Generale des Etablissements Michelin, Cl. B                                             1,137                   35,157

Dassault Systemes                                                                                 1,430                   57,136

Essilor International                                                                               800                   22,402

Etablissments Economiques du Casino Guichard-Perrachon                                            1,013                   75,867

France Telecom                                                                                   10,814                  403,925

Groupe Danone                                                                                     1,550                  179,397

Imerys                                                                                              276                   24,536

L'Air Liquide                                                                                       906                  122,242

L'Oreal                                                                                           6,820                  471,151

LVMH                                                                                              4,845                  170,934

Lafarge                                                                                           1,459                  129,704

Lagardere S.C.A.                                                                                  1,605                   56,640

PSA Peugeot Citroen                                                                               2,822                  114,761

Pechiney, Cl. A                                                                                     680                   31,236

Pernod-Ricard                                                                                       550                   38,516

Pinault-Printemps-Redoute                                                                         1,225                  141,119

Publicis                                                                                          1,910                   42,320

Sagem                                                                                               180                    8,390

Sanofi-Synthelabo                                                                                 7,529                  496,735

Schneider Electric                                                                                1,715                   68,708

Societe BIC                                                                                         450                   13,825

Societe Generale, Cl. A                                                                           4,345                  217,397

Sodexho Alliance                                                                                  1,458                   68,681

Suez                                                                                             11,294                  354,872

Technip-Coflexip                                                                                    186                   21,042

Thales                                                                                            1,891                   72,745

TotalFinaElf                                                                                      7,466                1,049,042

TotalFinaElf, Cl. B                                                                                 358                   50,947

Unibail                                                                                             900                   46,652

Usinor                                                                                            2,565                   27,030


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Valeo                                                                                               704                   24,096

Vinci                                                                                             1,000                   60,347

Vivendi Universal                                                                                11,326                  529,449

Zodiac                                                                                               91                   14,442

                                                                                                                       7,600,710

GERMANY--7.3%

Adidas-Salomon                                                                                      400                   22,553

Allianz                                                                                           2,486                  584,192

BASF                                                                                              6,378                  214,850

Bayer                                                                                             7,725                  226,828

Bayerische Hypo-und Vereinsbank                                                                   5,121                  156,330

Beiersdorf                                                                                          855                   95,646

Buderus                                                                                             390                    9,801

Continental                                                                                         800                    7,998

DaimlerChrysler                                                                                  11,116                  387,972

Deutsche Bank                                                                                     6,341                  351,247

Deutsche Lufthansa                                                                                3,524                   36,502

Deutsche Telekom                                                                                 31,300                  482,082

Douglas                                                                                             440                   10,463

E.On                                                                                              7,810                  404,482

Epcos                                                                                               900                   38,910

Fresenius Medical Care                                                                            1,061                   65,939

Gehe                                                                                                562                   20,653

Heidelberger Zement                                                                                 520                   21,638

Kamps                                                                                               600                    4,329

KarstadtQuelle                                                                                    1,180                   37,677

Linde                                                                                             1,433                   56,791

MAN                                                                                                 850                   14,699

Merck KGaA                                                                                        1,850                   64,152

Metro                                                                                             3,178                  105,910

Muenchener Rueckversicherungs-Gesellschaft                                                        1,802                  475,557

Preussag                                                                                          2,295                   54,158

QIAGEN                                                                                            1,400  (a)              25,346

RWE                                                                                               5,086                  199,272

SAP                                                                                               3,239                  332,580

SGL Carbon                                                                                          700  (a)              13,871

Schering                                                                                          1,980                  101,653

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Siemens                                                                                           9,304                  443,308

ThyssenKrupp                                                                                      6,350                   68,347

Volkswagen                                                                                        3,480                  132,587

WCM Beteiligungs-und Grundbesitz                                                                  3,040  (a)              35,185

                                                                                                                       5,303,508

GREECE--.3%

Alpha Bank                                                                                        1,900                   34,329

Bank of Piraeus                                                                                   1,500                   11,943

Coca-Cola Hellenic Bottling                                                                         500                    6,764

Commercial Bank of Greece                                                                           950                   26,491

EFG Eurobank Ergaslas                                                                             1,400                   18,461

Hellenic Telecommunications Organization                                                          4,000                   64,850

Intracom                                                                                            500                    6,089

National Bank of Greece                                                                           2,200                   56,514

Panafon Hellenic Telecom                                                                          3,400                   16,721

Titan Cement                                                                                        100                    3,277

                                                                                                                         245,439

HONG KONG--1.9%

ASM Pacific Technology                                                                            6,000                    8,385

Bank of East Asia                                                                                20,691                   41,249

CLP                                                                                              34,288                  129,459

Cathay Pacific Airways                                                                           29,000                   29,372

Esprit                                                                                            8,000                    8,410

Hang Seng Bank                                                                                   19,000                  190,610

Henderson Land Development                                                                       12,000                   38,538

Hong Kong & China Gas                                                                            87,975                  109,969

Hutchison Whampoa                                                                                46,800                  379,500

Hysan Development                                                                                 9,000                    7,385

Johnson Electric                                                                                 33,500                   29,205

Li & Fung                                                                                        26,000                   24,833

New World Development                                                                            14,708                   10,088

Pacific Century CyberWorks                                                                      105,039  (a)              28,280

Shangri-La Asia                                                                                  20,000                   11,538

Sino Land                                                                                        38,664                   10,286

South China Morning Post                                                                         18,000                    9,519

Sun Hung Kai Properties                                                                          25,384                  155,558

Swire Pacific, Cl. A                                                                             17,500                   73,141


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)

Television Broadcasts                                                                             3,000                    8,846

Wharf                                                                                            30,171                   55,894

                                                                                                                       1,360,065

IRELAND--.7%

Allied Irish Banks                                                                                9,253                   90,009

CRH                                                                                               5,429                   84,253

DCC                                                                                               2,400                   22,373

eircom                                                                                           23,500                   28,151

Elan                                                                                              3,500  (a)             160,776

IONA Technologies                                                                                   400  (a)               4,860

Independent News & Media                                                                          4,200                    6,696

Irish Life & Permanent                                                                            2,600                   27,516

Jefferson Smurfit                                                                                 8,300                   16,522

Kerry                                                                                             2,700                   34,436

Ryanair                                                                                           2,700  (a)              24,805

Waterford Wedgwood (Units)                                                                       16,900                   10,351

                                                                                                                         510,748

ITALY--4.3%

Alitalia                                                                                         16,500  (a)              15,203

Assicurazioni Generali                                                                           12,832                  351,357

Autogrill                                                                                         2,128                   16,942

Autostrade                                                                                       13,100                   81,225

Banca di Roma                                                                                    11,875                   26,173

Banca Populare di Milano                                                                          3,200                   11,074

Benetton                                                                                          1,630                   15,929

Bipop-Carire                                                                                     27,500                   46,987

Bulgari                                                                                           2,300                   17,511

ENI                                                                                              41,125                  514,577

Enel                                                                                             35,270                  199,247

Fiat                                                                                              3,885                   61,887

Gruppo Editoriale L'Espresso                                                                      3,900                    9,607

IntesaBci                                                                                        57,215                  133,781

IntesaBci (RNC)                                                                                  20,462                   31,976

Italcementi                                                                                       1,565                   10,827

Italgas                                                                                           4,718                   39,529

La Rinascente                                                                                     3,900                   13,770

Mediaset                                                                                         12,565                   81,134

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

Mediobanca                                                                                       10,456                  111,261

Mondadori (Arnoldo) Editore                                                                       2,050                   11,666

Parmalat Finanziaria                                                                              7,306                   19,248

Pirelli                                                                                          18,500                   28,527

Riunione Adriatica di Sicurta                                                                     7,864                   94,411

Sanpaolo IMI                                                                                     13,902                  145,813

Snia                                                                                              7,800                    8,648

Telecom Italia                                                                                   14,050                   67,767

Telecom Italia (RNC)                                                                             37,231                  309,049

Telecom Italia Mobile                                                                            88,761                  481,761

Tiscali                                                                                           1,650  (a)              11,681

UniCredito Italiano                                                                              49,592                  183,003

                                                                                                                       3,151,571

JAPAN--21.9%

ACOM                                                                                              1,400                  116,891

ADVANTEST                                                                                         1,200                   61,762

AEON                                                                                              4,000                   85,781

ALPS ELECTRIC                                                                                     1,000                    6,340

AMADA                                                                                             5,000                   22,589

ASAHI BREWERIES                                                                                   6,000                   62,644

ASAHI KASEI                                                                                      16,900                   55,641

ASATSU-DK                                                                                           900                   17,205

AUTOBACS SEVEN                                                                                      600                   16,568

Ajinomoto                                                                                         7,800                   84,433

Amano                                                                                             3,000                   17,426

Asahi Bank                                                                                       35,000  (a)              34,884

Asahi Glass                                                                                      11,800                   63,432

Ashikaga Bank                                                                                     9,000  (a)               8,088

BANK OF FUKUOKA                                                                                   8,000                   31,829

BRIDGESTONE                                                                                       9,400                   88,621

Bank of Yokohama                                                                                 12,000                   42,743

Benesse                                                                                           1,000                   30,881

CANON                                                                                             9,100                  264,662

CASIO COMPUTER                                                                                    2,000                   10,702

CHUGAI PHARMACEUTICAL                                                                             2,400                   35,077

CSK                                                                                                 700                   17,785

Central Japan Railway                                                                                24                  167,836


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Chuo Mitsui Trust and Banking                                                                    12,380                   16,182

Citizen Watch                                                                                     2,000                   10,539

Credit Saison                                                                                     1,500                   35,905

DAI NIPPON PRINTING                                                                               7,800                   83,095

DAICEL CHEMICAL INDUSTRIES                                                                        2,000                    5,719

DAIDO STEEL                                                                                         200                      431

DAIFUKU                                                                                           3,000                   12,499

DAIICHI PHARMACEUTICAL                                                                            3,000                   70,463

DAIKIN INDUSTRIES                                                                                 3,000                   43,381

DAINIPPON INK AND CHEMICALS                                                                      12,000                   22,254

DAINIPPON SCREEN MANUFACTURING                                                                    4,000                   11,764

DAITO TRUST CONSTRUCTION                                                                          1,100                   18,827

DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                               5,600                   11,575

DENSO                                                                                             9,000                  129,406

Daiei                                                                                             4,000  (a)               3,954

Daimaru                                                                                           3,000                   13,651

Daiwa Bank                                                                                       17,000  (a)              17,638

Daiwa House Industry                                                                              5,400                   36,440

Daiwa Securities                                                                                 13,000                   84,964

EBARA                                                                                             3,000                   20,587

East Japan Railway                                                                                   41                  238,822

Eisai                                                                                             3,000                   76,713

FANUC                                                                                             2,300                   95,829

FUJI MACHINE MANUFACTURING                                                                        1,500                   19,484

FUJI SOFT ABC                                                                                       200                   8,398

FUJITSU                                                                                          20,800                  153,954

Fuji Photo Film                                                                                   5,200                  171,627

Fuji Television Network                                                                               4                   17,450

Fujikura                                                                                          3,000                   13,284

Furukawa Electric                                                                                 8,000                   46,142

GUNZE                                                                                             5,000                   16,829

Gunma Bank                                                                                        4,000                   18,333

HANKYU DEPARTMENT STORES                                                                          3,000                   17,940

HIROSE ELECTRIC                                                                                     400                   29,345

HONDA MOTOR                                                                                      10,600                  380,164

HOUSE FOODS                                                                                       1,220                   11,213

HOYA                                                                                              1,300                   77,636

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Hitachi                                                                                          33,900                  231,253

Hokuriku Bank                                                                                     4,000  (a)               5,294

ISHIHARA SANGYO KAISHA                                                                            8,000  (a)              13,594

ITOCHU                                                                                           15,500                   45,460

ITO-YOKADO                                                                                        4,000                  176,463

Isetan                                                                                            2,000                   21,290

Ishikawajima-Harima Heavy Industries                                                             11,000                   20,310

JAPAN AIRLINES                                                                                   17,600                   43,135

JAPAN ENERGY                                                                                      6,600                   11,161

JAPAN TOBACCO                                                                                        22                  143,785

JGC                                                                                               2,000                   14,215

Joyo Bank                                                                                        11,462                   32,774

KAJIMA                                                                                            7,800                   25,808

KAKEN PHARMACEUTICAL                                                                              3,000                   21,445

KANDENKO                                                                                            105                      498

KANEBO                                                                                            6,000  (a)              11,372

KANEKA                                                                                            3,000                   20,808

KATOKICHI                                                                                           600                   12,303

KIKKOMAN                                                                                          2,000                   11,928

KINDEN                                                                                            3,000                   16,936

KIRIN BREWERY                                                                                    11,000                   83,755

KOKUYO                                                                                            1,000                    8,660

KOMATSU                                                                                           8,600                   26,277

KOMORI                                                                                            1,000                   11,593

KONAMI                                                                                            1,600                   49,802

KONICA                                                                                            3,000                   15,465

KOYO SEIKO                                                                                        2,000                    7,630

KUBOTA                                                                                           15,000                   47,547

KYOCERA                                                                                           2,000                  136,105

KYOWA EXEO                                                                                        1,000                    7,067

KYOWA HAKKO KOGYO                                                                                 5,000                   29,329

Kamigumi                                                                                          2,400                    9,960

Kansai Electric Power                                                                             9,599                  158,800

Kao                                                                                               6,000                  142,151

Kawasaki Heavy Industries                                                                        15,000  (a)              15,441

Kawasaki Kisen Kaisha                                                                             9,000                   12,426

Kawasaki Steel                                                                                   40,600                   40,797


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Keihin Electric Express Railway                                                                   6,000                   25,587

Kinki Nippon Railway                                                                             18,354                   68,525

Kuraray                                                                                           4,000                   24,966

Kurita Water Industries                                                                           1,000                   11,143

MAEDA ROAD CONSTRUCTION                                                                             200                      766

MARUHA                                                                                              400                      418

MARUI                                                                                             3,000                   40,611

MEITEC                                                                                              500                   13,071

MINEBEA                                                                                           4,000                   20,783

MITSUBISHI GAS CHEMICAL                                                                           5,000                    9,804

MITSUBISHI MATERIALS                                                                             10,000                   15,032

MITSUI & CO                                                                                      17,400                  102,633

MURATA MANUFACTURING                                                                              2,400                  150,582

Makita                                                                                            2,000                   10,768

Marubeni                                                                                         23,000  (a)              25,555

Matsushita Electric Industrial                                                                   21,400                  253,503

Meiji Dairies                                                                                     4,000                   13,496

Meiji Seika Kaisha                                                                                6,000                   28,773

Mitsubishi                                                                                       16,000                  122,609

Mitsubishi Chemical                                                                              25,200                   53,939

Mitsubishi Electric                                                                              23,000                   82,676

Mitsubishi Estate                                                                                13,000                  127,127

Mitsubishi Heavy Industries                                                                      36,700                  123,528

Mitsubishi Logistics                                                                              2,000                   17,973

Mitsubishi Paper Mills                                                                            7,000                   10,808

Mitsubishi Rayon                                                                                  4,000                   10,326

Mitsubishi Tokyo Financial                                                                           59                  438,626

Mitsui Engineering & Shipbuilding                                                                 4,000  (a)               5,131

Mitsui Fudosan                                                                                    9,000                   91,393

Mitsui Mining & Smelting                                                                          7,000                   21,045

Mitsui Sumitomo Insurance                                                                        26,230                  145,716

Mitsukoshi                                                                                        9,000                   31,028

Mizuho                                                                                               94                  284,139

NAMCO                                                                                               700  (a)              12,810

NEC                                                                                              17,800                  161,415

NGK INSULATORS                                                                                    3,000                   24,313

NGK SPARK PLUG                                                                                    2,000                   14,836

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

NICHIREI                                                                                          4,000                   11,928

NIDEC                                                                                               500                   19,525

NIKON                                                                                             3,600                   27,675

NIPPON MEAT PACKERS                                                                               2,000                   18,218

NIPPON MITSUBISHI OIL                                                                            13,800                   73,507

NIPPON SHOKUBAI                                                                                   6,000                   24,166

NIPPON STEEL                                                                                     73,100                   97,940

NIPPON TELEGRAPH AND TELEPHONE                                                                      131                  539,390

NISSAN MOTOR                                                                                     39,000                  172,052

NISSHINBO INDUSTRIES                                                                              4,000                   18,627

NITTO DENKO                                                                                       1,400                   23,790

NORITAKE                                                                                          3,000                   12,671

NSK                                                                                               7,000                   23,332

NTN                                                                                               4,000                    7,712

Nintendo                                                                                          1,400                  215,939

Nippon COMSYS                                                                                     1,000                    7,925

Nippon Express                                                                                   13,000                   47,049

Nippon Light Metal                                                                                  400                      297

Nippon Sheet Glass                                                                                6,000                   24,460

Nippon Unipac                                                                                        12                   59,801

Nippon Yusen Kabushiki Kaisha                                                                    11,800                   40,296

Nishimatsu Construction                                                                           5,000                   19,321

Nisshin Seifun                                                                                    2,000                   13,300

Nissin Food Products                                                                              1,600                   33,528

Nomura                                                                                           23,000                  302,520

OBAYASHI                                                                                          6,000                   25,930

OJI PAPER                                                                                         9,000                   43,969

OKUMURA                                                                                           3,000                   10,416

OLYMPUS OPTICAL                                                                                   3,000                   44,582

OMRON                                                                                             4,000                   50,978

ONWARD KASHIYAMA                                                                                  1,000                    9,975

ORIENTAL LAND                                                                                     1,100                   81,328

ORIX                                                                                                840                   73,497

OSAKA GAS                                                                                        28,000                   84,637

PIONEER                                                                                           2,000                   38,397

Promise                                                                                           1,300                   84,114

ROHM                                                                                              1,400                  149,030


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

SANDEN                                                                                            4,000                   12,320

SANKYO                                                                                            5,000                   97,218

SANYO ELECTRIC                                                                                   19,000                   90,650

SAPPORO BREWERIES                                                                                 7,000                   21,045

SECOM                                                                                             2,500                  130,101

SEGA                                                                                              1,800  (a)              35,072

SEIYU                                                                                             3,000  (a)               7,573

SHIMACHU                                                                                          1,000                   14,852

SHIMAMURA                                                                                           300                   18,063

SHIMANO                                                                                             800                   10,019

SHIMIZU                                                                                           9,000                   39,631

SHIZUOKA BANK                                                                                     8,400                   62,174

SHOWA SHELL SEKIYU                                                                                4,000                   27,940

SKYLARK                                                                                           1,000                   25,244

SMC                                                                                                 800                   68,951

SOFTBANK                                                                                          3,700                   79,196

SONY                                                                                              9,680                  366,148

SUMITOMO                                                                                         10,000                   58,494

SUMITOMO CHEMICAL                                                                                19,000                   72,489

SUMITOMO HEAVY INDUSTRIES                                                                        12,000  (a)              11,470

Sanrio                                                                                              600                    5,220

Sanwa Shutter                                                                                       200                      433

Seino Transportation                                                                              2,000                    9,853

Sekisui Chemical                                                                                  7,000                   19,958

Sekisui House                                                                                     7,000                   56,387

77 Bank                                                                                           4,000                   20,881

Sharp                                                                                            11,000                  113,770

Shin-Etsu Chemical                                                                                4,000                  131,694

Shionogi & Co.                                                                                    5,000                   89,457

Shiseido                                                                                          4,000                   39,574

Showa Denko                                                                                      10,000  (a)              11,764

Snow Brand Milk Products                                                                          7,500  (a)              17,708

Sumitomo Electric Industries                                                                      7,800                   66,144

Sumitomo Forestry                                                                                 3,000                   16,911

Sumitomo Metal Industries                                                                        27,000  (a)              11,911

Sumitomo Metal Mining                                                                             9,000                   29,411

Sumitomo Mitsui Banking                                                                          57,467                  355,398

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Sumitomo Osaka Cement                                                                             4,000                    6,764

TAIHEIYO CEMENT                                                                                  14,000                   29,394

TAISEI                                                                                            9,000                   26,837

TAISHO PHARMACEUTICAL                                                                             3,000                   59,434

TAKARA SHUZO                                                                                      2,000                   21,061

TAKEFUJI                                                                                          1,400                  116,204

TAKUMA                                                                                            1,000                    8,407

TEIJIN                                                                                            7,000                   27,736

TEIKOKU OIL                                                                                       4,000                   17,842

TERUMO                                                                                            1,900                   31,433

TIS                                                                                                 500                   13,439

TOBU RAILWAY                                                                                      6,000                   17,940

TODA                                                                                              3,000                   10,147

TOHO                                                                                                100                   11,601

TOKYO BROADCASTING SYSTEM                                                                         1,000                   16,748

TOKYO GAS                                                                                        36,000                  112,054

TOKYU                                                                                            12,820                   57,813

TOPPAN PRINTING                                                                                  10,000                   93,052

TORAY INDUSTRIES                                                                                 17,000                   46,804

TOSHIBA                                                                                          32,000                  118,427

TOSOH                                                                                             3,000                    5,686

TOTO                                                                                              4,000                   19,934

TOYO SEIKAN KAISHA                                                                                2,000                   26,061

TOYOBO                                                                                            8,200                   12,058

TRANS COSMOS                                                                                        300                    8,088

Taiyo Yuden                                                                                       1,100                   14,882

Takashimaya                                                                                       4,000                   28,103

Takeda Chemical Industries                                                                        9,000                  436,012

Tohoku Electric Power                                                                             4,900                   86,267

Tokio Marine & Fire Insurance                                                                    14,800                  121,031

Tokyo Electric Power                                                                             14,172                  351,970

Tokyo Electron                                                                                    2,000                   82,186

Tostem Inax                                                                                       3,424                   47,554

Toyota Motor                                                                                     37,814                  917,511

UNI-CHARM                                                                                           600                   15,490

UNY                                                                                               3,000                   28,871

Ube Industries                                                                                    7,600                   12,045


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

WACOAL                                                                                            2,000                   20,163

WORLD                                                                                               300                   10,049

YAKULT HONSHA                                                                                     3,000                   29,264

YAMAHA                                                                                            2,000                   15,849

YAMATO TRANSPORT                                                                                  5,400                  101,246

YAMAZAKI BAKING                                                                                   4,000                   25,555

YOKOGAWA ELECTRIC                                                                                 2,900                   21,441

Yamanouchi Pharmaceutical                                                                         4,000                  118,623

                                                                                                                      15,840,370

NETHERLANDS--5.8%

ABN AMRO                                                                                         17,567                  268,351

ASML                                                                                              4,730  (a)              68,165

Aegon                                                                                            13,979                  351,286

Akzo Nobel                                                                                        2,987                  122,547

Buhrmann                                                                                          1,213                    7,659

Elsevier                                                                                          7,850                   91,280

Getronics                                                                                         8,322                   22,187

Hagemeyer                                                                                           915                   13,104

Heineken                                                                                          3,827                  140,809

IHC Caland                                                                                          200                    9,989

ING                                                                                              20,397                  508,893

Koninklijke Ahold                                                                                 9,964                  280,545

Koninklijke Luchtvaart Maatschappij                                                                 100                      936

Koninklijke (Royal) KPN                                                                          13,390  (a)              51,859

Koninkiljke (Royal) Philips Electronics                                                          13,355                  303,608

Koninklijke Vendex                                                                                1,357                   10,206

Oce                                                                                               1,000                    7,674

Royal Dutch Petroleum                                                                            21,991                1,119,112

STMicroelectronics                                                                                9,135                  258,356

TPG                                                                                               5,108                   99,929

Unilever                                                                                          6,327                  331,666

Vedior                                                                                              734                    6,743

Wolters Kluwer                                                                                    4,204                   88,302

                                                                                                                       4,163,206

NEW ZEALAND--.1%

Carter Holt Harvey                                                                               15,900                    9,388

Fisher & Paykel Industries                                                                        4,350                   25,595

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND (CONTINUED)

Fletcher Building                                                                                18,500                   20,624

Telecom Corporation of New Zealand                                                               15,919                   30,433

                                                                                                                          86,040

NORWAY--.5%

Bergesen                                                                                          1,200                   18,645

DnB                                                                                               5,900                   22,321

Frontline                                                                                           600                    4,526

Kvaerner                                                                                            634  (a)                 771

Merkantildata                                                                                     4,000  (a)               2,513

Norsk Hydro                                                                                       2,474                   94,431

Norske Skogindustrier                                                                             1,250                   19,563

Opticom                                                                                             200  (a)               6,575

Orkla                                                                                             2,869                   47,809

Petroleum Geo-Services                                                                            2,000  (a)              12,048

SAS                                                                                               1,030                    6,378

Smedvig, Cl. A                                                                                    1,900                   15,831

Statoil                                                                                           3,800                   26,313

Storebrand                                                                                        3,200                   15,745

Tandberg                                                                                            700  (a)              12,571

Telenor                                                                                           4,400                   16,993

Tomra Systems                                                                                     1,550                   15,445

                                                                                                                         338,478

PORTUGAL--.5%

BPI - SGPS                                                                                        9,272                   20,043

Banco Comercial Portugues                                                                        21,804  (a)              86,411

Banco Espirito Santo                                                                              1,696                   20,928

Brisa-Auto Estradas de Portugal                                                                   3,200                   28,534

CIMPOR                                                                                              889                   14,813

EDP                                                                                              27,400                   65,893

Jeronimo Martins                                                                                  3,100  (a)              20,774

Portugal Telecom                                                                                 12,334  (a)              97,761

Sonae                                                                                            27,560                   18,370

                                                                                                                         373,527

SINGAPORE--.8%

Capitaland                                                                                       24,000                   18,155

Chartered Semiconductor Manufacturing                                                            12,000  (a)              23,022

City Developments                                                                                 9,000                   20,424


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SINGAPORE (CONTINUED)

Cycle & Carriage                                                                                  4,026                    6,289

DBS                                                                                              15,059                   85,849

Fraser & Neave                                                                                    3,000                   11,265

Keppel                                                                                           11,500                   19,920

Oversea-Chinese Banking                                                                          12,143                   69,891

SembCorp Industries                                                                               8,037                    6,652

Singapore Airlines                                                                               14,000                   64,847

Singapore Press                                                                                   5,900                   51,099

Singapore Technologies Engineering                                                               28,000                   31,618

Singapore Telecommunications                                                                     66,900                   63,442

United Overseas Bank                                                                             14,112                   78,903

Venture Manufacturing                                                                             2,000                   10,579

                                                                                                                         561,955

SPAIN--3.0%

ACS                                                                                               1,150                   27,708

Acerinox                                                                                            470                   14,728

Altadis                                                                                           3,481                   57,220

Autopistas, Concesionaria Espanola                                                                3,075                   28,306

Banco Bilbao Vizcaya Argentaria                                                                  33,198                  371,675

Banco Santander Cental Hispano                                                                   45,701                  351,943

Corporacion Mapfre                                                                                4,200                   22,962

Endesa                                                                                           10,905                  166,976

Fomento de Construcciones y Contratas                                                             1,231                   26,555

Gas Natural SDG                                                                                   4,960                   89,126

Grupo Dragados                                                                                    2,040                   24,787

Iberdrola                                                                                         9,200                  126,534

Metrovacesa                                                                                       1,500                   20,049

Repsol YPF                                                                                       12,400                  179,816

Sociedad General de Aguas de Barcelona                                                            1,318                   16,738

Sol Melia                                                                                         1,541                   10,479

Telefonica                                                                                       49,274  (a)             592,044

TelePizza                                                                                         9,600  (a)              16,515

Union Fenosa                                                                                      2,750                   40,894

Vallehermoso                                                                                      2,870                   18,379

Zeltia                                                                                            1,600  (a)              13,129

                                                                                                                       2,216,563

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SWEDEN--2.1%

Assa Abloy, Cl. B                                                                                 4,100                   46,842

AssiDoman                                                                                         1,100                   28,031

Atlas Copco, Cl. A                                                                                1,500                   30,607

Atlas Copco, Cl. B                                                                                  500                    9,568

Drott, Cl. B                                                                                      1,800                   17,518

Electrolux, Cl. B                                                                                 4,100                   49,347

Gambro, Cl. A                                                                                     2,332                   13,595

Hennes & Mauritz, Cl. B                                                                           8,300                  145,555

Modern Times, Cl. B                                                                                 600  (a)              12,920

Nordea                                                                                           29,552                  130,868

OM                                                                                                  550                    5,922

SKF, Cl. A                                                                                          818                   12,307

SSAB Svenskt Stal, Cl. B                                                                          2,400                   19,746

Sandvik                                                                                           2,827                   59,811

Sapa                                                                                              1,600                   20,160

Securitas, Cl. B                                                                                  3,920                   65,427

Skandia Forsakrings                                                                              11,490                   69,147

Skandinaviska Enskilda Banken, Cl. A                                                              6,320                   48,433

Skanska, Cl. B                                                                                    5,300                   28,407

Svenska Cellulosa, Cl. B                                                                          2,483                   56,268

Svenska Handelsbanken, Cl. A                                                                      5,600                   69,244

Svenska Handelsbanken, Cl. B                                                                      1,400                   16,455

Swedish Match                                                                                     3,700                   19,135

Telefonaktiebolaget LM Ericsson, Cl. B                                                           81,360                  353,446

Tele2, Cl. B                                                                                      1,175  (a)              36,295

Telia                                                                                            15,700                   68,943

Trelleborg, Cl. B                                                                                 1,200                    8,068

Volvo, Cl. A                                                                                      1,080                   14,370

Volvo, Cl. B                                                                                      2,825                   39,314

WM-data, Cl. B                                                                                    5,000                    9,920

                                                                                                                       1,505,669

SWITZERLAND--7.0%

ABB                                                                                              11,676                   99,392

Adecco                                                                                            1,980                   87,669

Ascom                                                                                               300                    4,547

Charles Voegele                                                                                     310                   10,100

Credit Suisse                                                                                    12,156  (a)             444,432


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SWITZERLAND (CONTINUED)

Georg Fischer                                                                                        90                   13,779

Givaudan                                                                                             77                   23,578

Holcim                                                                                              374                   72,033

Kudelski                                                                                            435  (a)              24,575

Kuoni Reisen                                                                                         30                    5,613

Logitech International                                                                              916  (a)              28,048

Lonza                                                                                                58                   33,388

Nestle                                                                                            4,154                  862,396

Novartis                                                                                         29,920                1,120,466

PubliGroupe                                                                                          40                    5,634

Roche Holding AG - Genusss                                                                        7,300                  506,292

Roche Holding (Bearer)                                                                            1,600                  121,502

SGS Societe Generale de Surveillance                                                                 65                    9,991

Schindler (Part. Cert)                                                                               15                   20,715

Sulzer                                                                                               22                    2,627

Sulzer Medica                                                                                        44                    1,024

Swatch (Bearer)                                                                                     300  (a)              23,241

Swatch (Reg'd)                                                                                     2420  (a)              40,237

Swiss Re                                                                                          3,220                  331,288

Swisscom                                                                                            720                  199,963

Syngenta                                                                                          1,309                   66,937

UBS                                                                                              14,343                  667,126

Unaxis                                                                                              100                    8,574

Valora                                                                                               49                    7,832

Zurich Financial Services                                                                           853                  195,371

                                                                                                                       5,038,370

UNITED KINGDOM--22.7%

ARM                                                                                               9,050  (a)              45,802

AMEC                                                                                              3,500                   21,124

AWG                                                                                               1,869  (a)              15,629

Abbey National                                                                                   15,191                  226,004

Airtours                                                                                          3,090                    8,493

Amersham                                                                                          7,590                   67,001

Amvescap                                                                                          7,550                   90,036

AstraZeneca                                                                                      18,228                  822,043

BAA                                                                                              10,451                   83,518

BAE SYSTEMS                                                                                      28,981                  140,771

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

BBA                                                                                               3,907                   12,472

BG                                                                                               33,953                  128,506

BOC                                                                                               5,473                   74,420

BP                                                                                              231,213                1,866,208

BTG                                                                                               2,255  (a)              20,661

Balfour Beatty                                                                                    8,900                   22,780

Barclays                                                                                         17,513                  527,212

Barratt Developments                                                                              4,500                   21,138

Berkeley                                                                                          2,255                   17,217

Boots                                                                                             9,813                   86,340

Brambles Industries                                                                               7,850                   39,415

British Airways                                                                                   9,250                   20,044

British American Tobacco                                                                         22,249                  194,140

British Land                                                                                      5,500                   35,594

British Sky Broadcasting                                                                         19,006  (a)             212,831

British Telecommunications                                                                       89,967                  455,320

Bunzl                                                                                             4,823                   29,965

CGNU                                                                                             24,887                  298,594

CMG                                                                                               4,500                   14,070

Cadbury Schweppes                                                                                20,776                  129,318

Canary Wharf                                                                                      7,700  (a)              49,734

Capita                                                                                            8,800                   55,671

Carlton Communications                                                                            9,078                   25,216

Celltech                                                                                          3,020  (a)              39,396

Centrica                                                                                         43,465                  138,432

Chubb                                                                                             8,350                   17,031

Compass                                                                                          22,520                  164,245

Corus                                                                                            29,080  (a)              23,366

De La Rue                                                                                         1,000                    7,497

Diageo                                                                                           34,890                  348,334

Dixons                                                                                           18,753                   57,545

EMI                                                                                               9,300                   37,701

Electrocomponents                                                                                 3,500                   23,312

Exel                                                                                              1,892                   18,876

FKI                                                                                               8,710                   19,507

GKN                                                                                              10,550                   40,774

GUS                                                                                              11,160                   79,040


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

George Wimpey                                                                                     4,000                   10,878

GlaxoSmithKline                                                                                  65,134                1,752,401

Granada                                                                                          25,920                   49,098

Great Portland Estates                                                                            8,900                   31,905

HBOS                                                                                             38,325                  431,954

HSBC                                                                                             98,101                1,075,006

Hammerson                                                                                         3,200                   21,454

Hanson                                                                                            8,577                   58,750

Hays                                                                                             17,670                   42,337

Hilton                                                                                           17,299                   44,530

IMI                                                                                               5,900                   19,048

Imperial Chemical Industries                                                                      6,242                   29,412

International Power                                                                              11,703  (a)              37,613

Invensys                                                                                         35,027                   32,092

J Sainsbury                                                                                      19,250                  105,262

Johnson Matthey                                                                                   1,733                   22,847

Kidde                                                                                             9,000                    7,199

Kingfisher                                                                                       14,027                   65,278

Land Securities                                                                                   5,609                   67,786

Lattice                                                                                          35,753                   80,463

Legal & General                                                                                  51,140                  112,303

Lloyds TSB                                                                                       57,467                  580,005

Logica                                                                                            5,557                   60,127

Marconi                                                                                          40,861                   17,061

Marks & Spencer                                                                                  29,945                  124,986

Misys                                                                                             5,271                   19,931

National Grid                                                                                    14,235                  101,026

Novar                                                                                            11,500                   18,146

P & O Princess Cruises                                                                            7,073                   25,176

Pace Micro Technology                                                                             3,100                   14,517

Pearson                                                                                           7,797                   93,321

Peninsular and Oriental Steam Navigation                                                          7,573                   23,018

Pilkington                                                                                       16,105                   23,363

Provident Financial                                                                               1,800                   16,701

Prudential                                                                                       22,688                  237,565

RMC                                                                                               2,019                   18,616

Railtrack                                                                                         3,910                       28

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Rank                                                                                              4,061                   11,103

Reed International                                                                               12,690                  103,902

Rentokil Initial                                                                                 23,500                   84,586

Reuters                                                                                          15,643                  148,100

Rexam                                                                                             4,000                   21,349

Rio Tinto                                                                                        10,429                  169,263

Royal Bank of Scotland                                                                           28,157                  673,606

SSL International                                                                                 1,900                   14,396

Sage                                                                                             11,125                   34,138

Schroders                                                                                         2,415                   24,936

Scottish Power                                                                                   17,437                  100,167

Six Continents                                                                                    9,153                   83,195

Slough Estates                                                                                    4,100                   20,661

Smith & Nephew                                                                                    8,900                   50,058

Smiths                                                                                            6,870                   68,139

Stagecoach                                                                                       12,000                    9,598

Tate & Lyle                                                                                       3,700                   15,901

Taylor Woodrow                                                                                    6,900                   14,626

Tesco                                                                                            74,983                  264,441

3i                                                                                                6,413                   69,202

Unilever                                                                                         33,233                  241,412

United Utilities                                                                                  6,301                   56,997

Vodafone                                                                                        709,910                1,641,551

WPP                                                                                              11,830                  107,097

Wolseley                                                                                          5,411                   35,254

                                                                                                                      16,407,224

TOTAL COMMON STOCKS

   (cost $80,932,246)                                                                                                 69,891,233
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--.4%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--.2%

News                                                                                             22,152                  131,653

GERMANY--.2%

Hugo Boss                                                                                           600                   10,549

MAN                                                                                                 900                   11,916

ProSiebenSat.1 Media                                                                              1,500                    7,701

RWE                                                                                               2,000                   59,446


PREFERRED STOCKS (CONTINUED)                                                                     Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Volkswagen                                                                                          990                   25,324

                                                                                                                         114,936

ITALY--.0%

Fiat                                                                                              1,100                   12,238

TOTAL PREFERRED STOCK

   (cost $353,157)                                                                                                       258,827
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--2.8%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   3.29%, 11/15/2001                                                                            104,000                  103,912

   2.27%, 11/23/2001                                                                            300,000                  299,604

   3.20%, 11/29/2001                                                                            154,000                  153,747

   2.36%, 12/6/2001                                                                           1,082,000  (b)           1,079,858

   2.27%, 12/13/2001                                                                             98,000                   97,768

   2.30%, 12/20/2001                                                                            302,000                  301,175

TOTAL SHORT-TERM INVESTMENTS

   (cost $2,035,370)                                                                                                   2,036,064
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $83,320,773)                                                              99.8%               72,186,124

CASH AND RECIEVABLES (NET)                                                                          .2%                  157,844

NET ASSETS                                                                                       100.0%               72,343,968

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

October 31, 2001

                                                                                                                       Unrealized
                                                                Market Value                                         Appreciation
                                                                  Covered by                                       (Depreciation)
                                            Contracts           Contracts ($)               Expiration          at 10/31/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

CAC 40                                              3                117,622             November 2001                      464

DAX 30                                              1                103,096             December 2001                    9,763

DJ Euro STOXX 50                                   13                407,594             December 2001                   20,498

Euro STOXX 50                                      19                595,029             December 2001                    6,873

Financial Times 100                                 4                292,896             December 2001                    8,095

Nikkei 300                                         18                306,605             December 2001                    8,844

SPI 200                                             3                122,656             December 2001                    7,502

TOPIX                                               2                172,624             December 2001                  (5,396)

                                                                                                                         56,643

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2001

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  83,320,773  72,186,124

Cash                                                                    195,378

Cash denominated in foreign currencies                      121,346     120,802

Dividends receivable                                                    155,438

Receivable for shares of Common Stock subscribed                         71,862

Receivable for investment securities sold                                52,493

Receivable for futures variation margin--Note 4(a)                       15,949

                                                                     72,798,046
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            36,657

Payable for investment securities purchased                             366,746

Payable for shares of Common Stock redeemed                              12,586

Net unrealized depreciation on foward currency
  exchange contracts--Note 4(a)                                          38,089

                                                                        454,078
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       72,343,968
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      89,477,063

Accumulated undistributed investment income--net                        921,692

Accumulated net realized gain (loss) on investments                 (6,937,988)

Accumulated net unrealized appreciation (depreciation)
  on investments and foreign currency transactions
  (including $56,643 net unrealized appreciation on
  financial futures)                                               (11,116,799)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       72,343,968
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       6,823,722

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   10.60

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended October 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $130,205 foreign taxes withheld at source)    1,093,376

Interest                                                               134,442

TOTAL INCOME                                                         1,227,818

EXPENSES:

Management fee--Note 3(a)                                              230,635

Shareholder servicing costs--Note 3(b)                                 164,739

Interest expense--Note 2                                                 1,109

Loan commitment fees--Note 2                                               414

TOTAL EXPENSES                                                         396,897

INVESTMENT INCOME--NET                                                 830,921
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency
transactions                                                       (5,422,961)

Net realized gain (loss) on forward currency exchange contracts         28,309

Net realized gain (loss) on financial futures                      (1,010,723)

NET REALIZED GAIN (LOSS)                                           (6,405,375)

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions (including $81,265
  net unrealized appreciation on financial futures)               (14,363,891)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (20,769,266)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (19,938,345)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                               ---------------------------------
                                                     2001                2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            830,921             562,176

Net realized gain (loss) on investments       (6,405,375)            (650,742)

Net unrealized appreciation (depreciation)
   on investments                            (14,363,891)          (2,849,580)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (19,938,345)          (2,938,146)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                                 --            (454,249)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  92,729,823          62,883,231

Dividends reinvested                                   --             421,080

Cost of shares redeemed                      (52,134,369)         (45,797,465)

Redemption fee                                     68,132                 --

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             40,663,586          17,506,846

TOTAL INCREASE (DECREASE) IN NET ASSETS        20,725,241          14,114,451
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            51,618,727           37,504,276

END OF PERIOD                                  72,343,968           51,618,727

Undistributed investment income--net              921,692               90,771
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     7,335,885            4,018,544

Shares issued for dividends reinvested                 --               26,138

Shares redeemed                               (4,152,606)          (2,913,562)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   3,183,279            1,131,120

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                        Year Ended October 31,
                                                                 -------------------------------------------------------------------
                                                                 2001           2000          1999           1998       1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            14.18          14.95         12.25          11.27         12.50

Investment Operations:

Investment income--net                                            .15(b)         .19(b)        .17(b)         .12           .07

Net realized and unrealized
   gain (loss) on investments                                   (3.74)          (.78)         2.62            .96         (1.30)

Total from Investment Operations                                (3.59)          (.59)         2.79           1.08         (1.23)

Distributions:

Dividends from investment income--net                              --           (.18)         (.09)          (.10)           --

Redemption fee added to paid-in capital                           .01             --           --             --            --

Net asset value, end of period                                  10.60          14.18         14.95          12.25         11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               (25.25)         (4.09)        22.87           9.68         (9.84)(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .60            .60          .60            .60            .20(c)

Ratio of net investment income
   to average net assets                                         1.26           1.21         1.27           1.32            .32(c)

Portfolio Turnover Rate                                         30.02          15.32         9.01          22.62            .16(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          72,344         51,619        37,504        24,887         9,246

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus International Stock Index Fund (the "fund" ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued
at    the    forward    rate.

(B) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.


(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $3,127,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 2001. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $27,000 of the carryover expires in fiscal 2002, $58,000 expires in fiscal 2005, $168,000 expires in fiscal 2006 and $2,874,000 expires in fiscal 2009.

NOTE 2--Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates
in    effect    at    the    time    of    borrowings.

The  average  daily  amount  of  borrowings  outstanding during the period ended
October 31, 2001, was approximately $22,200 with a related weighted average annualized interest rate of 4.99%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to an Investment Management Agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .35 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except man
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

agement   fees,   brokerage  commissions,  taxes,  commitment  fees,  interest,
Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board Members (including counsel fees) . Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Board members.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be

paid to Service Agents. During the period ended October 31, 2001, the fund was charged $164,739 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's exchange privilege.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 2001, amounted to $61,714,919 and $18,927,737, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

each open contract.

The following summarizes open forward currency exchange contracts at October 31, 2001:


                                                         FOREIGN                                                        UNREALIZED
FORWARD CURRENCY                                        CURRENCY                                                      APPRECIATION
EXCHANGE CONTRACTS                                      AMOUNTS           COST ($)              VALUE ($)       (DEPRECIATION) ($)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASES:

Australian Dollars,
    expiring 11/1/2001                                     22,387            11,323               11,296                     (27)

Australian Dollars,
    expiring 12/21/2001                                   244,200           121,088              122,881                    1,793

British Pounds,
    expiring 11/1/2001                                     46,883            68,071               68,182                      111

British Pounds,
    expiring 12/21/2001                                   200,720           293,109              291,150                  (1,959)

Euro, expiring 11/1/2001                                   52,768            47,722               47,528                    (194)

Euro, expiring 11/1/2001                                   12,432            11,244               11,198                     (46)

Euro, expiring 11/1/2001                                   11,662            10,547               10,504                     (43)

Euro, expiring 11/1/2001                                   40,040            36,211               36,064                    (147)

Euro, expiring 11/2/2001                                   12,440            11,250               11,205                     (45)

Euro, expiring 12/21/2001                               1,376,140         1,259,465            1,237,190                 (22,275)

Japanese Yen,
    expiring 11/1/2001                                 13,117,104           107,569              107,161                    (408)

Japanese Yen,
    expiring 12/21/2001                                59,320,000           500,946              486,113                 (14,833)

Swiss Francs,
    expiring 11/1/2001                                     17,592            10,789               10,773                     (16)

TOTAL                                                                                                                    (38,089)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2001, are set forth in the Statement of Financial Futures.

(B) At October 31, 2001, accumulated net unrealized depreciation on investments, forward currency exchange contracts and financial futures was $11,116,095, consisting of $2,409,803 gross unrealized appreciation and $13,525,898 gross unrealized depreciation.

At October 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

Dreyfus International Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus International Stock Index Fund (the "Fund") (one of the series constituting Dreyfus Index Funds, Inc.), as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the
custodian   and   brokers,   provide   a  reasonable  basis  for  our  opinion.

                                                PricewaterhouseCoopers LLP

New York, New York
December 7, 2001


NOTES

                 For More Information

                        Dreyfus International
                        Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
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Uniondale, NY 11556-0144

BY E-MAIL  Send your request to
info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  079AR1001